UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Total Bond Fund's cumulative total return and show you what would have happened if Fidelity Total Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Total Bond Fund on October 15, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Universal Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity® Total Bond Fund

Investment-grade debt performed well for most of the 12 months ending July 31, 2003, as the Lehman Brothers® Aggregate Bond Index returned 5.42%. Bonds prospered in an environment of low inflation, low interest rates and weak equity markets. The Federal Reserve Board lowered rates twice in the period, dropping the fed funds target rate to its lowest level in 45 years. At various times in the past year, investors sought the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. However, Treasury yields climbed to a 12-month high in the final six weeks of the period. For the year overall, the Lehman Brothers Treasury Index gained 4.54%. Corporate credit was the best-performing investment-grade segment, rising 10.71% according to the Lehman Brothers Credit Bond Index. Agencies were tempered by an accounting issue at a leading government-sponsored enterprise, which limited the Lehman Brothers U.S. Agency Index to a 4.29% advance. Mortgages were the weakest performers, hampered by heavy refinancing activity. The Lehman Brothers Mortgage-Backed Securities Index returned 2.56%.

Fidelity Total Bond Fund gained 5.01% from its inception on October 15, 2002, through July 31, 2003, outpacing the Lehman Brothers U.S. Universal Index, which returned 4.97%. It was an ideal time to be in riskier assets, and the fund was rewarded for overweighting more-volatile high-yield corporate bonds and emerging-markets debt securities, both of which rebounded sharply from last fall's depressed levels amid improved credit conditions. So, despite the fund's focus on investment-grade debt - with roughly an 85% weighting on average - having modest bets in the below-investment-grade sectors was a big win versus its benchmark. Complementing this strategy was our underweighting in government bonds - namely Treasuries and agencies - which trailed the market by wide margins. As a result, we captured the massive performance disparity between the segments, with results benefiting not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Within corporates, we did well by underweighting investment-grade issues as we favored stronger-performing high-yield bonds. Conversely, while we benefited from generally owning the right mortgage securities, we simply had too much exposure overall to the sector, which struggled against a backdrop of increased volatility and record refinancing activity.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 53.5%
AAA 2.3%	AAA 1.6%
AA 1.9%	AA 2.3%
A 7.9%	A 6.9%
BBB 12.4%	BBB 9.1%
BB and Below 10.2%	BB and Below 11.5%
Not Rated 1.2%	Not Rated 0.7%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other AssetsA (6.2)%	Short-Term Investments and Net Other Assets 14.3%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2003
6 months ago
Years	4.9	3.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	4.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003**
	Corporate Bonds 25.8%		Corporate Bonds 23.8%
	U.S. Government and Government Agency Obligations 70.2%		U.S. Government and Government Agency Obligations 53.5%
	Asset-Backed Securities 5.8%		Asset-Backed Securities 4.3%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 1.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.0%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 2.1%		Other Investments 2.8%
	Short-Term Investments and Net Other AssetsA (6.2)%		Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	6.8%	** Foreign investments	6.3%
* Futures and Swaps	0.0%	** Futures and Swaps	(0.5)%

A Short-Term Investments and Net Other Assets are not included in the pie chart.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 100,000	$ 100,842
4.75% 1/15/08	200,000	199,203
Dana Corp. 6.25% 3/1/04	15,000	14,850
Navistar International Corp. 8% 2/1/08	65,000	65,975
United Components, Inc. 9.375% 6/15/13 (c)	10,000	10,300
		391,170
Automobiles - 0.3%
General Motors Corp.:
7.125% 7/15/13	25,000	24,382
8.25% 7/15/23	90,000	85,287
8.375% 7/15/33	115,000	107,451
		217,120
Hotels, Restaurants & Leisure - 0.7%
Alliance Gaming Corp. 10% 8/1/07	50,000	51,750
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	80,000	74,400
10.5% 7/15/11 (c)	60,000	61,200
Friendly Ice Cream Corp. 10.5% 12/1/07	20,000	20,400
Herbst Gaming, Inc. 10.75% 9/1/08	25,000	27,375
Mohegan Tribal Gaming Authority 8.375% 7/1/11	35,000	37,450
MTR Gaming Group, Inc. 9.75% 4/1/10 (c)	20,000	20,700
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,750
Premier Parks, Inc. 9.75% 6/15/07	50,000	47,375
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	45,000	48,488
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	50,000	55,000
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (c)	10,000	10,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	30,000	30,300
		558,788
Household Durables - 0.1%
D.R. Horton, Inc. 8.5% 4/15/12	30,000	32,400
Juno Lighting, Inc. 11.875% 7/1/09	30,000	32,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	10,000	10,500
William Lyon Homes, Inc. 10.75% 4/1/13	40,000	42,800
		118,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.4%
USA Interactive 7% 1/15/13	$ 300,000	$ 325,125
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	15,000	16,950
Media - 2.7%
AMC Entertainment, Inc. 9.875% 2/1/12	10,000	10,800
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (c)	10,000	10,300
Clear Channel Communications, Inc. 6.625% 6/15/08	200,000	220,457
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	40,000	41,300
Comcast Corp. 5.85% 1/15/10	500,000	521,030
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	50,000	49,250
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,561
7.125% 10/1/12	355,000	396,568
EchoStar DBS Corp. 9.125% 1/15/09	110,000	121,000
LodgeNet Entertainment Corp. 9.5% 6/15/13	40,000	41,600
News America, Inc. 6.55% 3/15/33 (c)	500,000	480,188
PEI Holdings, Inc. 11% 3/15/10 (c)	15,000	16,500
PRIMEDIA, Inc.:
7.625% 4/1/08	5,000	4,875
8.875% 5/15/11	25,000	25,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	5,000	5,525
TV Azteca SA de CV yankee 10.5% 2/15/07	25,000	25,375
Walt Disney Co. 5.375% 6/1/07	100,000	105,891
		2,159,720
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (c)	20,000	18,200
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	15,000	14,400
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,100
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,750
		87,250
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (c)	20,000	15,000
Levi Strauss & Co.:
7% 11/1/06	10,000	8,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
11.625% 1/15/08	$ 10,000	$ 9,100
12.25% 12/15/12	15,000	12,900
		45,700
TOTAL CONSUMER DISCRETIONARY		3,938,123
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (c)	20,000	19,100
7.625% 4/15/05	15,000	14,850
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	45,000	40,725
9.125% 12/15/11	10,000	9,050
		83,725
Food Products - 0.4%
Corn Products International, Inc. 8.25% 7/15/07	5,000	5,350
Del Monte Corp. 9.25% 5/15/11	50,000	53,500
Doane Pet Care Co. 9.75% 5/15/07	50,000	48,000
Kraft Foods, Inc.:
1.12% 10/27/03 (f)	200,000	200,002
5.25% 6/1/07	20,000	20,954
		327,806
TOTAL CONSUMER STAPLES		411,531
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	10,000	10,750
Universal Compression, Inc. 7.25% 5/15/10 (c)	40,000	39,800
		50,550
Oil & Gas - 1.2%
Chesapeake Energy Corp. 8.375% 11/1/08	50,000	52,875
General Maritime Corp. 10% 3/15/13 (c)	45,000	49,275
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	60,000	68,400
NGC Corp. 6.75% 12/15/05	20,000	19,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Nuevo Energy Co.:
9.375% 10/1/10	$ 10,000	$ 10,600
9.5% 6/1/08	4,000	4,190
OAO Gazprom 9.625% 3/1/13	50,000	52,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (c)	40,000	41,200
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)	25,000	23,375
9% 5/1/09 (Reg. S)	20,000	19,800
Pemex Project Funding Master Trust:
6.125% 8/15/08 (c)	250,000	260,625
7.375% 12/15/14 (c)	200,000	206,500
Teekay Shipping Corp. 8.875% 7/15/11	30,000	32,850
The Coastal Corp.:
6.375% 2/1/09	5,000	3,875
6.5% 5/15/06	65,000	54,763
7.5% 8/15/06	20,000	17,500
YPF SA yankee 9.125% 2/24/09	45,000	48,038
		965,366
TOTAL ENERGY		1,015,916
FINANCIALS - 8.0%
Capital Markets - 1.4%
Amvescap PLC 5.9% 1/15/07	35,000	37,431
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	97,325
4.25% 9/4/12 (f)	205,000	208,133
Bear Stearns Companies, Inc. 4% 1/31/08	200,000	201,750
Goldman Sachs Group, Inc. 5.7% 9/1/12	100,000	102,631
Legg Mason, Inc. 6.75% 7/2/08	30,000	33,067
Lehman Brothers Holdings, Inc. 4% 1/22/08	100,000	100,691
Merrill Lynch & Co., Inc. 4% 11/15/07	250,000	250,247
Morgan Stanley 6.6% 4/1/12	100,000	108,871
		1,140,146
Commercial Banks - 0.1%
Bank of America Corp. 4.875% 1/15/13	55,000	53,221
Consumer Finance - 1.6%
American General Finance Corp. 4.5% 11/15/07	200,000	205,219
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank:
4.875% 5/15/08	$ 75,000	$ 75,284
6.5% 6/13/13	90,000	84,024
Capital One Financial Corp. 8.75% 2/1/07	5,000	5,519
Ford Motor Credit Co. 7.875% 6/15/10	250,000	257,601
General Motors Acceptance Corp.:
6.875% 9/15/11	250,000	244,242
6.875% 8/28/12	250,000	242,628
Household Finance Corp.:
6.375% 11/27/12	30,000	31,869
6.5% 1/24/06	100,000	109,067
6.75% 5/15/11	40,000	43,755
		1,299,208
Diversified Financial Services - 2.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	20,000	18,400
6.875% 5/1/29	60,000	49,200
8.25% 7/15/10	40,000	39,200
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,930
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	10,000	9,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,963	2,933
6.9% 1/2/17	4,755	3,376
7.73% 9/15/12	4,934	3,602
8.321% 11/1/06	5,000	4,300
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	12,750
7.57% 11/18/10	5,000	4,987
7.779% 1/2/12	27,657	22,126
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	81,386
8.5% 6/15/10	200,000	235,662
Devon Financing Corp. U.L.C. 7.875% 9/30/31	100,000	114,221
FIMEP SA 10.5% 2/15/13 (c)	20,000	21,900
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	60,000	58,275
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (c)	35,000	32,725
Hurricane Finance BV 9.625% 2/12/10 (c)	10,000	10,650
IOS Capital LLC 7.25% 6/30/08	20,000	18,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Leucadia National Corp. 7% 8/15/13 (c)	$ 20,000	$ 19,400
Mobile Telesystems Finance SA:
9.75% 1/30/08 (c)	35,000	36,838
9.75% 1/30/08 (Reg. S)	25,000	26,313
Moore North America Finance, Inc. 7.875% 1/15/11 (c)	20,000	20,300
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (c)	10,000	10,350
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	22,750
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	8,404	6,219
7.67% 1/2/15	8,740	7,167
PDVSA Finance Ltd.:
9.375% 11/15/07	25,000	24,625
9.75% 2/15/10	65,000	62,725
Pemex Project Funding Master Trust 7.375% 12/15/14	50,000	51,625
Petronas Capital Ltd. 7% 5/22/12 (c)	5,000	5,488
Qwest Capital Funding, Inc.:
5.875% 8/3/04	15,000	14,100
7% 8/3/09	50,000	38,000
7.25% 2/15/11	35,000	26,250
7.625% 8/3/21	20,000	14,300
7.75% 8/15/06	145,000	126,150
7.75% 2/15/31	25,000	17,750
Satelindo International Finance BV 3.8925% 12/31/05 (Reg. S) (f)	10,000	9,775
Sprint Capital Corp. 6.125% 11/15/08	500,000	518,935
TRW Automotive Acquisition Corp. 9.375% 2/15/13 (c)	40,000	43,500
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (c)	20,000	22,100
Verizon Global Funding Corp.:
7.25% 12/1/10	30,000	34,038
7.375% 9/1/12	100,000	113,033
Verizon Wireless Capital LLC 5.375% 12/15/06	115,000	122,948
Western Financial Bank 9.625% 5/15/12	15,000	16,350
		2,192,752
Insurance - 0.8%
Aegon NV 4.75% 6/1/13	500,000	470,638
Crum & Forster Holdings Corp. 10.375% 6/15/13 (c)	50,000	51,375
Prudential Financial, Inc. 3.75% 5/1/08	55,000	54,538
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
5% 3/15/13	$ 25,000	$ 24,566
6.375% 3/15/33	35,000	34,156
		635,273
Real Estate - 1.0%
Boston Properties, Inc. 6.25% 1/15/13	100,000	102,676
Camden Property Trust 5.875% 11/30/12	200,000	203,541
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	205,526
CBRE Escrow, Inc. 9.75% 5/15/10 (c)	15,000	16,050
LNR Property Corp.:
7.625% 7/15/13 (c)	20,000	19,600
10.5% 1/15/09	10,000	10,600
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,000
Vornado Realty Trust 5.625% 6/15/07	200,000	208,089
		786,082
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.:
4.375% 1/15/08	200,000	204,336
5.625% 1/15/07	100,000	108,016
		312,352
TOTAL FINANCIALS		6,419,034
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	50,000	53,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	50,000	57,250
Psychiatric Solutions, Inc. 10.625% 6/15/13 (c)	30,000	31,425
Tenet Healthcare Corp.:
6.375% 12/1/11	45,000	40,500
6.5% 6/1/12	5,000	4,513
7.375% 2/1/13	50,000	47,500
		234,188
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	25,000	27,625
TOTAL HEALTH CARE		261,813
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.7%
Aviall, Inc. 7.625% 7/1/11 (c)	$ 20,000	$ 19,600
Raytheon Co.:
5.5% 11/15/12	550,000	549,159
6.75% 8/15/07	20,000	21,901
Transdigm, Inc. 8.375% 7/15/11 (c)	20,000	20,550
		611,210
Airlines - 0.1%
Northwest Airlines, Inc.:
7.875% 3/15/08	5,000	3,550
9.875% 3/15/07	60,000	45,600
		49,150
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (c)	20,000	20,600
Nortek, Inc. 9.125% 9/1/07	15,000	15,375
		35,975
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.875% 1/1/09	30,000	31,050
7.875% 4/15/13	30,000	30,150
10% 8/1/09	60,000	63,300
Boise Cascade Office Products Corp. 7.05% 5/15/05	130,000	135,705
National Waterworks, Inc. 10.5% 12/1/12	10,000	10,850
Wackenhut Corrections Corp. 8.25% 7/15/13 (c)	30,000	30,375
		301,430
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (c)	40,000	36,000
Industrial Conglomerates - 0.2%
Textron Financial Corp. 2.75% 6/1/06	55,000	54,053
Tyco International Group SA yankee:
6.375% 6/15/05	5,000	5,150
6.375% 2/15/06	20,000	20,600
6.75% 2/15/11	70,000	70,700
		150,503
Machinery - 0.2%
Columbus McKinnon Corp. 10% 8/1/10 (c)	10,000	10,200
Cummins, Inc.:
5.65% 3/1/98	15,000	9,900
9.5% 12/1/10 (c)	20,000	22,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc. 9.375% 4/15/11	$ 15,000	$ 15,450
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	50,000	54,250
Terex Corp. 8.875% 4/1/08	20,000	20,500
TriMas Corp. 9.875% 6/15/12 (c)	10,000	10,100
		142,800
Road & Rail - 0.2%
CSX Corp. 7.45% 5/1/07	100,000	113,381
TFM SA de CV yankee 11.75% 6/15/09	20,000	20,400
		133,781
Transportation Infrastructure - 0.2%
Korea Highway Corp. 4.9% 7/1/13 (c)	200,000	187,500
TOTAL INDUSTRIALS		1,648,349
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.7%
Motorola, Inc.:
7.625% 11/15/10	200,000	221,500
8% 11/1/11	200,000	226,000
Nortel Networks Corp. 6.125% 2/15/06	25,000	23,875
Qwest Services Corp.:
13% 12/15/07 (c)	20,000	21,400
13.5% 12/15/10 (c)	20,000	21,700
14% 12/15/14 (c)	30,000	33,600
		548,075
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 9.75% 2/15/08	20,000	21,800
Jabil Circuit, Inc. 5.875% 7/15/10	20,000	19,700
PerkinElmer, Inc. 8.875% 1/15/13	20,000	21,800
Solectron Corp. 7.375% 3/1/06	25,000	25,375
		88,675
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (c)	150,000	140,287
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	20,000	19,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
7.2% 4/1/16	$ 65,000	$ 59,150
7.625% 6/15/13	50,000	48,500
		127,050
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	40,000	44,700
Amkor Technology, Inc. 7.75% 5/15/13 (c)	80,000	76,400
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	55,000	49,500
		170,600
TOTAL INFORMATION TECHNOLOGY		1,074,687
MATERIALS - 1.1%
Chemicals - 0.2%
Berry Plastics Corp. 10.75% 7/15/12	30,000	32,850
Huntsman International LLC 9.875% 3/1/09 (c)	15,000	15,600
Millennium America, Inc.:
9.25% 6/15/08	20,000	20,700
9.25% 6/15/08 (c)	10,000	10,350
OMNOVA Solutions, Inc. 11.25% 6/1/10 (c)	20,000	21,400
PolyOne Corp. 8.875% 5/1/12	25,000	21,000
Resolution Performance Products LLC:
9.5% 4/15/10	20,000	20,000
13.5% 11/15/10	10,000	9,300
		151,200
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11 (c)	80,000	84,000
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13	50,000	53,875
BWAY Corp. 10% 10/15/10 (c)	10,000	10,350
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (c)	30,000	30,000
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13 (c)	15,000	15,300
8.875% 2/15/09	50,000	51,500
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	60,900
7.5% 5/15/10	20,000	19,300
7.8% 5/15/18	45,000	42,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07	$ 10,000	$ 10,075
Sealed Air Corp.:
5.625% 7/15/13 (c)	25,000	23,907
6.875% 7/15/33 (c)	55,000	51,721
		369,228
Metals & Mining - 0.1%
Peabody Energy Corp. 6.875% 3/15/13 (c)	20,000	19,950
Phelps Dodge Corp. 8.75% 6/1/11	40,000	45,450
Steel Dynamics, Inc. 9.5% 3/15/09	10,000	10,575
		75,975
Paper & Forest Products - 0.2%
Boise Cascade Corp.:
7.5% 2/1/08	40,000	42,427
8% 2/24/06	25,000	26,839
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	12,750
7.5% 5/15/06	50,000	50,000
8.125% 5/15/11	5,000	5,000
8.875% 5/15/31	10,000	9,450
9.625% 3/15/22	10,000	9,700
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	20,000	20,700
		176,866
TOTAL MATERIALS		857,269
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.9%
AT&T Corp. 7% 11/15/06	45,000	49,736
British Telecommunications PLC:
8.375% 12/15/10	60,000	71,692
8.875% 12/15/30	20,000	24,567
France Telecom SA 9.25% 3/1/11 (b)	200,000	237,690
Koninklijke KPN NV yankee 8% 10/1/10	500,000	591,631
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	90,000	91,350
9.375% 6/1/08	5,000	5,225
Telefonica de Argentina SA 11.875% 11/1/04	20,000	19,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TELUS Corp. yankee:
7.5% 6/1/07	$ 200,000	$ 218,699
8% 6/1/11	100,000	111,746
Triton PCS, Inc.:
8.75% 11/15/11	70,000	67,550
9.375% 2/1/11	10,000	9,950
U.S. West Communications 6.875% 9/15/33	15,000	12,150
		1,511,586
Wireless Telecommunication Services - 1.2%
American Tower Corp. 9.375% 2/1/09	60,000	60,600
Cingular Wireless LLC 7.125% 12/15/31	500,000	536,103
Crown Castle International Corp.:
9.375% 8/1/11	25,000	25,750
9.5% 8/1/11	30,000	30,900
Nextel Communications, Inc.:
9.375% 11/15/09	10,000	10,625
9.5% 2/1/11	60,000	65,550
9.75% 10/31/07	10,000	10,250
9.95% 2/15/08	75,000	78,000
Nextel Partners, Inc. 8.125% 7/1/11 (c)	35,000	32,550
Rogers Wireless, Inc. 9.625% 5/1/11	56,000	63,280
SBA Communications Corp. 10.25% 2/1/09	35,000	32,288
Western Wireless Corp. 9.25% 7/15/13 (c)	40,000	38,400
		984,296
TOTAL TELECOMMUNICATION SERVICES		2,495,882
UTILITIES - 2.8%
Electric Utilities - 1.7%
Allegheny Energy Supply Co. LLC:
8.75% 4/15/12 (c)	90,000	75,150
10.25% 11/15/07 (c)	26,657	26,924
10.25% 11/15/07 (c)(f)	3,339	3,164
CMS Energy Corp.:
6.75% 1/15/04	50,000	50,000
8.5% 4/15/11	45,000	43,763
9.875% 10/15/07	45,000	46,125
Dominion Resources, Inc. 8.125% 6/15/10	45,000	52,714
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
DTE Energy Co.:
6.375% 4/15/33	$ 250,000	$ 225,950
7.05% 6/1/11	50,000	54,444
Duke Capital Corp. 6.75% 2/15/32	400,000	356,126
Edison International 6.875% 9/15/04	15,000	14,850
FPL Group Capital, Inc. 3.25% 4/11/06	30,000	30,321
Illinois Power Co. 11.5% 12/15/10 (c)	55,000	60,500
Nevada Power Co. 10.875% 10/15/09	60,000	65,400
Ohio Edison Co. 4% 5/1/08 (c)	125,000	122,927
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	48,312
Pacific Gas & Electric Co. 10% 11/1/05 (c)(f)	50,000	50,000
PG&E Corp. 6.875% 7/15/08 (c)	20,000	20,500
Southern California Edison Co.:
7.25% 3/1/26	15,000	15,225
8% 2/15/07 (c)	30,000	32,100
TECO Energy, Inc. 10.5% 12/1/07	25,000	27,750
		1,422,245
Gas Utilities - 0.4%
Dynegy Holdings, Inc.:
7.45% 7/15/06	25,000	24,000
8.125% 3/15/05	40,000	39,200
El Paso Energy Corp.:
6.75% 5/15/09	25,000	19,500
7.375% 12/15/12	5,000	3,875
7.75% 1/15/32	15,000	10,575
8.05% 10/15/30	95,000	68,400
SEMCO Energy, Inc.:
7.125% 5/15/08 (c)	10,000	9,975
7.75% 5/15/13 (c)	10,000	9,950
Sonat, Inc.:
6.625% 2/1/08	20,000	15,600
6.75% 10/1/07	15,000	11,831
6.875% 6/1/05	85,000	80,325
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	30,000	28,425
		321,656
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	10,000	9,100
8.5% 11/1/07	40,000	36,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
8.75% 6/15/08	$ 2,000	$ 1,970
8.75% 5/15/13 (c)	30,000	29,288
8.875% 2/15/11	7,000	6,353
9% 5/15/15 (c)	30,000	29,400
9.375% 9/15/10	7,000	6,528
9.5% 6/1/09	19,000	17,908
10% 12/12/05 (c)	10,000	10,075
10.25% 7/15/06	14,000	13,440
El Paso Production Holding Co. 7.75% 6/1/13 (c)	40,000	36,600
Reliant Resources, Inc.:
9.25% 7/15/10 (c)	50,000	48,000
9.5% 7/15/13 (c)	20,000	19,200
Southern Energy, Inc. New York 7.4% 7/15/04 (a)(c)	45,000	19,350
Western Resources, Inc. 9.75% 5/1/07	30,000	33,263
Williams Companies, Inc.:
6.5% 8/1/06	10,000	9,500
6.75% 1/15/06	35,000	33,250
7.125% 9/1/11	5,000	4,600
7.625% 7/15/19	30,000	26,700
7.875% 9/1/21	35,000	31,150
8.125% 3/15/12	30,000	28,800
8.625% 6/1/10	30,000	29,700
8.75% 3/15/32	15,000	14,138
9.25% 3/15/04	55,000	55,550
		550,263
TOTAL UTILITIES		2,294,164
TOTAL NONCONVERTIBLE BONDS (Cost $20,253,633)		20,416,768
U.S. Government and Government Agency Obligations - 15.9%

U.S. Government Agency Obligations - 6.0%
Fannie Mae:
3.125% 8/15/05	1,100,000	1,100,793
4.375% 3/15/13	1,000,000	945,107
5.5% 7/18/12	500,000	501,821
6.2% 8/12/08	530,000	530,764
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.25% 7/19/11	$ 500,000	$ 518,720
7.55% 8/4/10	100,000	100,057
Freddie Mac:
5.25% 11/5/12	280,000	271,576
5.875% 3/21/11	500,000	522,541
6% 5/25/12	400,000	410,305
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,901,684
U.S. Treasury Obligations - 9.9%
U.S. Treasury Bonds:
6.125% 8/15/29	1,740,000	1,888,239
9% 11/15/18	200,000	280,859
U.S. Treasury Notes:
4% 11/15/12	1,500,000	1,448,907
5% 8/15/11	3,600,000	3,782,390
6.5% 2/15/10	500,000	575,742
TOTAL U.S. TREASURY OBLIGATIONS		7,976,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,527,983)		12,877,821
U.S. Government Agency - Mortgage Securities - 51.8%

Fannie Mae - 49.5%
4% 8/1/18 (d)	10,000,000	9,474,981
4% 8/1/18	1,000,100	946,618
4.5% 8/1/18 (d)(e)	6,000,000	5,850,000
4.5% 8/1/33 (d)	6,000,000	5,506,875
4.5% 8/13/33 (d)	3,000,000	2,753,438
5% 8/1/33 (d)	2,000,000	1,910,625
5.5% 11/1/16 to 10/1/17	920,288	938,332
6.5% 8/1/18 (d)	3,740,000	3,928,169
6.5% 10/1/28 to 2/1/33	1,345,122	1,383,487
7% 8/1/33 (d)	7,000,000	7,345,625
TOTAL FANNIE MAE		40,038,150
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 2.3%
5.5% 8/1/33 (d)	$ 1,000,000	$ 992,188
7% 9/15/32 to 12/15/32	803,134	843,790
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,835,978
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,482,663)		41,874,128
Asset-Backed Securities - 3.3%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (f)	40,000	40,000
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2 Class A2, 1.4869% 4/15/33 (f)	94,822	94,659
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	60,000	60,072
Series 2003-A1 Class A1, 1.4969% 1/15/09 (f)	200,000	200,988
Series 2003-B1 Class B1, 2.2769% 2/17/09 (f)	120,000	120,900
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.9% 6/25/33 (f)	25,000	25,089
Class M2, 3% 6/25/33 (f)	30,000	30,064
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (c)	40,859	40,859
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (c)	103,850	103,850
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (f)	19,184	19,201
Class M1, 1.98% 8/25/33 (f)	25,000	25,159
Series 2003-4:
Class M1, 1.9% 10/25/33 (f)	40,000	40,000
Class M2, 3% 10/25/33 (f)	45,000	45,000
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (c)	135,383	131,321
Series 2003-2N Class A, 8% 9/27/33 (c)	36,502	35,736
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (f)	45,000	45,014
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (c)	126,419	126,470
Series 2003-HE1 Class M2, 3% 6/27/33 (f)	55,000	55,118
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (f)	40,000	40,386
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (c)	$ 82,921	$ 83,031
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (c)	34,527	34,527
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (c)	74,197	74,383
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (c)	34,753	34,780
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (c)	352,549	352,549
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (f)	86,118	86,351
Residential Finance LP/Residential Finance Development Corp.:
Series 2003-B Class B8, 7.6106% 7/10/35 (c)(f)	500,000	500,000
Series 2003-CB1:
Class B3, 2.5606% 6/10/35 (c)(f)	44,943	44,943
Class B4, 2.7606% 6/10/35 (c)(f)	39,949	39,949
Class B5, 3.6306% 6/10/35 (c)(f)	29,962	29,962
Class B6, 3.8606% 6/10/35 (c)(f)	14,981	14,981
Sears Credit Account Master Trust II Series 2002-4 Class A, 1.2369% 8/18/09 (f)	100,000	99,899
TOTAL ASSET-BACKED SECURITIES (Cost $2,673,725)		2,675,241
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay Series 2333 Class UE, 6.5% 4/15/28	41,721	41,820
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/1/27	115,000	105,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,170)		147,689
Commercial Mortgage Securities - 2.7%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.39% 4/14/15 (c)(f)	300,000	300,000
COMM floater:
Series 2001-FL5A Class A2, 1.6569% 11/15/13 (c)(f)	38,694	38,715
Series 2002-FL7 Class A2, 1.4569% 11/15/14 (c)(f)	55,000	54,983
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 60,000	$ 57,939
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,640
Series 2003-47 Class C, 4.227% 10/16/27	105,000	100,958
Series 2003-59 Class XA, 0.3039% 6/16/34 (f)(h)	6,500,000	513,396
Series 2003-47 Class XA, 0.2985% 6/16/43 (f)(h)	7,449,107	561,290
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,884
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	200,000	175,250
Trizechahn Office Properties Trust 7.253% 3/15/13 (c)	235,000	245,691
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,133,296)		2,165,746
Municipal Securities - 0.3%

Illinois Gen. Oblig.:
3.3% 6/1/10	15,000	14,104
3.55% 6/1/11	10,000	9,379
3.75% 6/1/12	35,000	32,692
5.1% 6/1/33	210,000	177,755
TOTAL MUNICIPAL SECURITIES (Cost $269,871)		233,930
Foreign Government and Government Agency Obligations - 2.1%

Argentinian Republic 1.369% 8/3/12 (f)	10,000	5,625
Bahamian Republic 6.625% 5/15/33 (c)	55,000	54,931
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	15,000	16,200
Brazilian Federative Republic:
11% 1/11/12	10,000	9,500
11% 8/17/40	25,000	21,338
11.25% 7/26/07	120,000	124,800
11.5% 3/12/08	5,000	5,150
12% 4/15/10	15,000	15,038
12.25% 3/6/30	50,000	46,250
Chilean Republic:
5.5% 1/15/13	250,000	247,500
5.625% 7/23/07	100,000	106,063
Colombian Republic 10.5% 7/9/10	42,000	46,935
Dominican Republic 9.5% 9/27/06 (Reg. S)	30,000	29,850
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Ecuador Republic euro par 4.75% 2/28/25 (b)	$ 5,000	$ 2,663
Ontario Province 5.125% 7/17/12	100,000	103,088
Panamanian Republic:
Brady par 4.75% 7/17/26 (b)	10,000	7,150
9.625% 2/8/11	25,000	27,500
10.75% 5/15/20	30,000	35,100
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	25,000	24,000
9% 2/15/13	25,000	25,500
9.875% 1/15/19	15,000	15,300
Quebec Province 7.5% 9/15/29	100,000	118,014
Russian Federation 5% 3/31/30 (Reg. S) (b)	132,000	118,305
State of Israel 4.625% 6/15/13	95,000	89,359
Turkish Republic:
11.75% 6/15/10	35,000	37,275
12.375% 6/15/09	35,000	38,238
Ukraine Government 11% 3/15/07 (Reg. S)	11,200	12,348
United Mexican States:
4.625% 10/8/08	75,000	74,438
6.375% 1/16/13	85,000	83,810
7.5% 1/14/12	100,000	107,250
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (b)	15,000	10,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,654,923)		1,658,718
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,854)	35,000	33,069
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
Series H, 11.75%	530	$ 55,120
Series M, 11.125%	530	54,988
		110,108
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $105,531)		110,108
Sovereign Loan Participations - 0.0%
Principal Amount
Indonesian Republic loan participation - Deutsche Bank 2% 3/21/05 (f) (Cost $13,522)	$ 15,000	13,238
Fixed-Income Funds - 6.2%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $5,000,036)	50,426	5,011,840
Cash Equivalents - 43.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 7/31/03 due 8/1/03) (Cost $34,743,000)	$ 34,744,085	34,743,000
TOTAL INVESTMENT PORTFOLIO - 150.9% (Cost $124,050,207)		121,961,296
NET OTHER ASSETS - (50.9)%		(41,145,723)
NET ASSETS - 100%		$ 80,815,573
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 200,000	$ (1,261)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 5.125% 8/27/12	August 2007	25,000	17
		$ 225,000	$ (1,244)
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,783,518 or 7.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $13,238 or 0.0% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $256,600,360 and $172,792,474, respectively, of which long-term U.S. government and government agency obligations aggregated $217,486,373 and $159,789,596, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $34,743,000) (cost $124,050,207) - See accompanying schedule		$ 121,961,296
Commitment to sell securities on a delayed delivery basis	$ (3,900,000)
Receivable for securities sold on a delayed delivery basis	4,038,750	138,750
Cash		222
Receivable for investments sold		10,220
Receivable for fund shares sold		88,337
Interest receivable		712,455
Prepaid expenses		5,140
Receivable from investment adviser for expense reductions		32,496
Total assets		122,948,916

Liabilities
Payable for investments purchased Regular delivery	$ 1,141,853
Delayed delivery	39,425,741
Payable for fund shares redeemed	1,470,492
Distributions payable	9,492
Unrealized loss on swap agreements	1,244
Accrued management fee	31,064
Other payables and accrued expenses	53,457
Total liabilities		42,133,343

Net Assets		$ 80,815,573
Net Assets consist of:
Paid in capital		$ 81,526,992
Undistributed net investment income		48,177
Accumulated undistributed net realized gain (loss) on investments		1,191,809
Net unrealized appreciation (depreciation) on investments		(1,951,405)
Net Assets, for 7,862,214 shares outstanding		$ 80,815,573
Net Asset Value, offering price and redemption price per share ($80,815,573 ÷ 7,862,214 shares)		$ 10.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	October 15, 2002 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 2,715
Interest		1,417,875
Total income		1,420,590

Expenses
Management fee	$ 176,428
Transfer agent fees	80,646
Accounting fees and expenses	48,198
Non-interested trustees' compensation	140
Custodian fees and expenses	12,828
Registration fees	40,082
Audit	52,634
Legal	555
Miscellaneous	266
Total expenses before reductions	411,777
Expense reductions	(146,556)	265,221
Net investment income (loss)		1,155,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,196,805
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,088,911)
Swap agreements	(1,244)
Delayed delivery commitments	138,750
Total change in net unrealized appreciation (depreciation)		(1,951,405)
Net gain (loss)		(754,600)
Net increase (decrease) in net assets resulting from operations		$ 400,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

October 15, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,155,369
Net realized gain (loss)	1,196,805
Change in net unrealized appreciation (depreciation)	(1,951,405)
Net increase (decrease) in net assets resulting from operations	400,769
Distributions to shareholders from net investment income	(1,105,904)
Share transactions Net proceeds from sales of shares	153,496,596
Reinvestment of distributions	1,022,553
Cost of shares redeemed	(72,998,441)
Net increase (decrease) in net assets resulting from share transactions	81,520,708
Total increase (decrease) in net assets	80,815,573

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $48,177)	$ 80,815,573
Other Information Shares
Sold	14,730,271
Issued in reinvestment of distributions	98,006
Redeemed	(6,966,063)
Net increase (decrease)	7,862,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended July 31, 2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.232
Net realized and unrealized gain (loss)	.269 E
Total from investment operations	.501
Distributions from net investment income	(.221)
Net asset value, end of period	$ 10.28
Total Return B, C	5.01%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,816
Portfolio turnover rate	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 15, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 872,548	|
Unrealized depreciation	(2,803,632)
Net unrealized appreciation (depreciation)	(1,931,084)
Undistributed ordinary income	672,885

Cost for federal income tax purposes	$ 123,892,380

The tax character of distributions paid was as follows:

July 31, 2003
Ordinary Income	$ 1,105,904

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage

Annual Report

2. Operating Policies - continued

Annual Report

Financing Transactions - continued

dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated July 31, 2003, due August 1, 2003	1.12%
Number of dealers or banks	11
Maximum amount with one dealer or bank	25.3%
Aggregate principal amount of agreements	$10,855,430,000
Aggregate maturity amount of agreements	$10,855,769,100
Aggregate market value of transferred assets	$11,082,190,068
Coupon rates of transferred assets	0% to 11.5%
Maturity dates of transferred assets	8/1/03 to 10/1/42

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Notes to Financial Statements - continued

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $63,282 for the period.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .65% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $146,091.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $465.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Total Bond (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2002

Vice President of Total Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.]

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Total Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Matthew J. Conti (37)

Year of Election or Appointment: 2002

Vice President of Total Bond. Prior to assuming his current responsibilities, Mr. Conti served as a high-yield bond analyst and manager of a variety of Fidelity funds.

Kevin E. Grant (43)

Year of Election or Appointment: 2002

Vice President of Total Bond. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of Total Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Total Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Total Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Total Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Total Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Total Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Total Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Total Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Total Bond Fund voted to pay on September 8, 2003, to shareholders of record at the opening of business on September 5, 2003, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

A total of 14.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TBD-UANN-0903
1.789712.100

Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	3.02%	6.04%	6.19%

If Fidelity had not reimbursed certain expenses for the fund, the fund's past five year and past 10 year total returns would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® GNMA Index did over the same period.

Annual Report

Fidelity Ginnie Mae Fund

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity® Ginnie Mae Fund

Investment-grade debt performed well for most of the 12 months ending July 31, 2003, as the Lehman Brothers® Aggregate Bond Index returned 5.42%. Bonds prospered in an environment of low inflation, low interest rates and weak equity markets. The Federal Reserve Board lowered rates twice in the period, dropping the fed funds target rate to its lowest level in 45 years. At various times in the past year, investors sought the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. However, Treasury yields climbed to a 12-month high in the final six weeks of the period. For the year overall, the Lehman Brothers Treasury Index gained 4.54%. Corporate credit was the best-performing investment-grade segment, rising 10.71% according to the Lehman Brothers Credit Bond Index. Agencies were tempered by an accounting issue at a leading government-sponsored enterprise, which limited the Lehman Brothers U.S. Agency Index to a 4.29% advance. Mortgages were the weakest performers, hampered by heavy refinancing activity. The Lehman Brothers Mortgage-Backed Securities Index returned 2.56%.

Fidelity Ginnie Mae Fund returned 3.02% during the 12-month period, outpacing the fund's peer group as measured by the LipperSM Ginnie Mae Funds Average, which returned 1.94%. The fund also beat its benchmark, the Lehman Brothers GNMA Index, which returned 2.67%. The key contributor to the fund's outperformance was insulating the portfolio from mortgage security prepayments, which occur when home owners sell their homes or refinance and, thus, pay off their mortgage before maturity. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Helping to cushion against prepayment were securities made up of mortgages with relatively low stated interest rates; the lower the mortgage rate, the less financial incentive a homeowner had to refinance. The fund also was helped by its stake in prepayment-resistant collateralized mortgage obligations. In contrast, the fund's stake in securities issued by the Federal National Mortgage Association (Fannie Mae) detracted from performance at the end of the period. Fannie Mae bonds came under pressure due to questions about its exposure to risk along with concerns about accounting practices at Freddie Mac, another government-sponsored mortgage agency.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of July 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.2
Less than 5%	4.2	2.4
5 - 5.99%	17.5	11.7
6 - 6.99%	38.6	21.8
7 - 7.99%	24.2	41.1
8% and over	2.2	3.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2003
6 months ago
Years	2.7	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	3.6	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2003		As of January 31, 2003
	Mortgage Securities* 94.2%		Mortgage Securities** 86.2%
	CMOs and Other Mortgage Related Securities 13.2%		CMOs and Other Mortgage Related Securities 9.3%
	Short-Term Investments and Net Other Assets*** (7.4)%		Short-Term Investments and Net Other Assets 4.5%
* GNMA Securities	85.0%	** GNMA Securities	80.4%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2003

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 9.0%
5% 8/1/18 (a)	$ 70,000	$ 69,934
5% 8/1/33 (a)	75,000	71,648
5.5% 8/1/33 (a)	150,271	148,393
6.5% 9/1/17 to 8/13/33 (b)	177,936	183,108
7% 11/1/16 to 10/1/32	11,091	11,738
7.5% 1/1/07 to 4/1/17	16,743	17,932
8.5% 12/1/27	1,554	1,697
9.5% 9/1/30	913	994
10.25% 10/1/18	87	96
11.5% 5/1/14 to 9/1/15	70	79
12.5% 11/1/13 to 7/1/16	225	257
13.25% 9/1/11	123	144
		506,020
Freddie Mac - 0.2%
7% 8/1/21 to 9/1/22	3,660	3,857
8.5% 2/1/04 to 6/1/25	164	177
9% 7/1/08 to 7/1/21	1,043	1,122
9.5% 7/1/30 to 8/1/30	834	905
9.75% 12/1/08 to 4/1/13	56	61
10% 10/1/04 to 11/1/20	1,880	2,084
10.25% 2/1/09 to 11/1/16	773	853
10.5% 5/1/10	18	20
11.25% 2/1/10	50	55
11.75% 11/1/11	24	26
12% 5/1/10 to 2/1/17	223	254
12.5% 11/1/12 to 5/1/15	275	313
13% 5/1/14 to 11/1/14	43	50
13.5% 1/1/13 to 12/1/14	19	22
		9,799
Government National Mortgage Association - 85.0%
5% 6/20/32	13,726	13,167
5% 8/1/33 (a)	150,000	143,344
5% 8/20/33 (a)	340,000	324,913
5.5% 7/1/33 (a)(b)	3,000	2,977
5.5% 7/22/33 (b)	200,000	198,306
5.5% 8/1/33 (a)	170,451	169,034
6% 12/20/23 to 5/15/33	209,971	213,831
6.5% 4/15/23 to 7/20/33	1,631,176	1,687,745
6.5% 2/15/28 (a)	645	676
6.5% 8/20/33 (a)(b)	324,829	336,401
7% 3/15/22 to 2/15/33	1,290,426	1,355,576
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.25% 4/15/05 to 12/15/30	$ 1,910	$ 2,021
7.5% 4/15/06 to 9/20/32	192,154	203,913
8% 2/15/05 to 7/15/32	74,930	80,855
8.5% 2/15/05 to 2/15/31	16,530	18,039
9% 10/15/04 to 6/15/30	7,404	8,220
9.5% 12/20/15 to 8/20/17	2,219	2,455
10% 5/15/05 to 6/15/05	4	4
10.5% 1/15/14 to 9/15/19	1,623	1,829
13% 2/15/11 to 5/15/15	315	364
13.5% 5/15/10 to 1/15/15	113	129
		4,763,799
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,309,263)		5,279,618
Collateralized Mortgage Obligations - 7.5%

Private Sponsor - 0.2%
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates Series 1997-1 Class 2K, 7.5% 10/15/09	10,212	10,729
U.S. Government Agency - 7.3%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	19,965	20,806
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2220 Class PD, 8% 3/15/30	21,000	22,257
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 2000-26 Class PK, 7.5% 9/20/30	13,786	14,695
Series 2000-5 Class PD, 7.5% 4/16/29	12,800	13,431
Series 2001-13 Class PC, 6.5% 12/20/28	25,000	25,807
Series 2001-21 Class PH, 6.5% 9/16/28	10,950	11,256
Series 2001-60 Class PD, 6% 10/20/30	15,041	15,693
Series 2002-19 Class PE, 6% 10/20/30	40,280	41,478
Series 2002-4 Class TB, 6.5% 3/20/31	3,250	3,392
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	34,120	4,276
Series 2003-19:
Class IG, 5.5% 1/16/24 (d)	3,545	341
Class IL, 5.5% 12/16/25 (d)	3,318	622
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2003-20:
Class AI, 5.5% 6/16/22 (d)	$ 19,724	$ 1,375
Class BI, 5.5% 5/16/27 (d)	22,423	3,672
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	66,141	13,906
Series 2003-29:
Class IB, 5.5% 11/20/24 (d)	55,021	4,908
Class IG, 5.5% 11/16/24 (d)	3,682	516
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	65,832	10,323
Series 2003-33 Class NI, 5.5% 3/16/19 (d)	84,590	11,053
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	60,515	9,768
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	26,496	3,499
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	47,019	7,303
Class IP, 5.5% 10/16/25 (d)	7,663	941
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	6,727	923
sequential pay:
Series 1999-2 Class D, 6.5% 10/20/26	3,659	3,691
Series 2000-12 Class B, 7.5% 12/16/28	5,293	5,436
Series 2001-15 Class VB, 6.5% 4/20/19	14,104	14,775
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	3,916	4,013
Series 2002-33 Class CN, 6.5% 7/20/29	19,939	20,760
Series 2002-41:
Class HB, 6% 8/16/27	5,000	5,165
Class VD, 6% 4/16/13	9,391	9,847
Series 2002-42 Class AD, 6% 12/20/28	10,000	10,361
Series 2002-54 Class GA, 6.5% 7/20/31	19,680	20,566
Series 2003-7 Class VP, 6% 11/20/13	7,324	7,765
sequential pay, Series 1995-4 Class CQ, 8% 6/20/25	4,539	4,836
Series 1994-4 Class KQ, 7.9875% 7/16/24	3,100	3,400
Series 1995-6 Class Z, 7% 9/20/25	13,182	13,881
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,282
Class TA, 6% 12/20/30	12,583	12,873
Series 2002-32 Class ZP, 6% 5/20/32	11	11
Series 2002-41 Class PD, 6.5% 7/20/30	21,122	21,853
TOTAL U.S. GOVERNMENT AGENCY		411,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $416,121)		422,485
Commercial Mortgage Securities - 5.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.0524% 2/17/24 (c)	$ 22,462	$ 24,830
Series 1997-M1 Class N, 0.4242% 10/17/36 (c)(d)	102,827	1,928
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.7779% 1/17/38 (c)(d)	83,424	3,265
Series 1998-M4 Class N, 1.5761% 2/25/35 (c)(d)	59,254	2,713
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay:
Series 2001-58 Class X, 1.6953% 9/16/41 (c)(d)	248,106	18,744
Series 2002-37 Class IO, 1.3516% 4/16/27 (c)(d)	126,884	8,471
Series 2001-12 Class X, 1.3253% 7/16/40 (c)(d)	110,428	6,466
Series 2001-34 Class X, 0.7634% 3/16/41 (c)(d)	124,322	3,656
Series 2002-35 Class IO, 0.9868% 3/16/42 (c)(d)	290,752	11,994
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.1182% 9/16/42 (c)(d)	151,038	15,198
Series 2002-25 Class IO, 1.0852% 9/16/26 (c)(d)	361,187	19,612
Series 2002-61 Class XA, 1.2152% 7/16/42 (c)(d)	65,507	5,256
Series 2002-62 Class IO, 2.2847% 8/16/42 (c)(d)	139,476	14,449
Series 2002-83 Class IO, 1.5574% 10/16/42 (c)(d)	111,840	7,444
Series 2002-85 Class X, 2.6753% 3/16/42 (c)(d)	133,438	17,748
Series 2002-9 Class IO, 1.4126% 12/16/41 (c)(d)	724,466	48,449
Series 2002-91 Class AF, 1.1401% 6/16/44 (c)(d)	351,542	26,915
Series 2002-94 Class XA, 0.5161% 11/16/42 (c)(d)	350,768	27,910
Series 2003-16 Class IO, 1.3347% 2/16/44 (c)(d)	48,493	3,016
Series 2003-22 Class XA, 0.2066% 2/16/43 (c)(d)	301,693	20,753
Series 2003-36 Class XA, 0.2815% 2/16/43 (d)	336,532	23,924
Series 2003-47 Class XA, 0.2985% 6/16/43 (c)(d)	51,338	3,868
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $309,188)		316,609
Cash Equivalents - 16.5%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 7/31/03 due 8/1/03) (Cost $926,822)	$ 926,851	$ 926,822
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $6,961,394)		6,945,534
NET OTHER ASSETS - (23.9)%		(1,339,084)
NET ASSETS - 100%		$ 5,606,450
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $16,543,994,000 and $16,848,677,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $926,822) (cost $6,961,394) - See accompanying schedule		$ 6,945,534
Commitment to sell securities on a delayed delivery basis	$ (391,380)
Receivable for securities sold on a delayed delivery basis	394,676	3,296
Receivable for investments sold Regular delivery		5,650
Delayed delivery		3,508
Receivable for fund shares sold		1,865
Interest receivable		32,133
Other receivables		4
Total assets		6,991,990

Liabilities
Payable to custodian bank	603
Payable for investments purchased Regular delivery	29,402
Delayed delivery	1,315,405
Payable for fund shares redeemed	36,209
Distributions payable	889
Accrued management fee	2,167
Other payables and accrued expenses	865
Total liabilities		1,385,540

Net Assets		$ 5,606,450
Net Assets consist of:
Paid in capital		$ 5,575,533
Distributions in excess of net investment income		(6,960)
Accumulated undistributed net realized gain (loss) on investments		50,440
Net unrealized appreciation (depreciation) on investments		(12,563)
Net Assets, for 507,520 shares outstanding		$ 5,606,450
Net Asset Value, offering price and redemption price per share ($5,606,450 ÷ 507,520 shares)		$ 11.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Interest		$ 250,212

Expenses
Management fee	$ 28,263
Transfer agent fees	7,500
Accounting fees and expenses	849
Non-interested trustees' compensation	26
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	617
Registration fees	215
Audit	59
Legal	26
Miscellaneous	23
Total expenses before reductions	37,580
Expense reductions	(13)	37,567
Net investment income (loss)		212,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		80,749
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,543)
Delayed delivery commitments	3,928
Total change in net unrealized appreciation (depreciation)		(96,615)
Net gain (loss)		(15,866)
Net increase (decrease) in net assets resulting from operations		$ 196,779

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,645	$ 207,896
Net realized gain (loss)	80,749	38,120
Change in net unrealized appreciation (depreciation)	(96,615)	42,413
Net increase (decrease) in net assets resulting from operations	196,779	288,429
Distributions to shareholders from net investment income	(231,003)	(215,729)
Share transactions Net proceeds from sales of shares	3,242,020	4,582,009
Reinvestment of distributions	204,093	187,950
Cost of shares redeemed	(3,548,331)	(1,935,728)
Net increase (decrease) in net assets resulting from share transactions	(102,218)	2,834,231
Total increase (decrease) in net assets	(136,442)	2,906,931

Net Assets
Beginning of period	5,742,892	2,835,961
End of period (including distributions in excess of net investment income of $6,960 and distributions in excess of net investment income of $3,638, respectively)	$ 5,606,450	$ 5,742,892
Other Information Shares
Sold	289,678	416,651
Issued in reinvestment of distributions	18,225	17,107
Redeemed	(317,081)	(176,975)
Net increase (decrease)	(9,178)	256,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.91	$ 10.42	$ 10.46	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.364	.563 D	.684	.691	.689
Net realized and unrealized gain (loss)	(.029)	.225 D	.487	(.043)	(.460)
Total from investment operations	.335	.788	1.171	.648	.229
Distributions from net investment income	(.395)	(.588)	(.681)	(.688)	(.639)
Net asset value, end of period	$ 11.05	$ 11.11	$ 10.91	$ 10.42	$ 10.46
Total Return A	3.02%	7.42%	11.55%	6.42%	2.08%
Ratios to Average Net Assets C
Expenses before expense reductions	.57%	.60%	.63%	.63%	.71%
Expenses net of voluntary waivers, if any	.57%	.60%	.62%	.63%	.64%
Expenses net of all reductions	.57%	.60%	.62%	.63%	.64%
Net investment income (loss)	3.25%	5.15% D	6.40%	6.67%	6.43%
Supplemental Data
Net assets, end of period (in millions)	$ 5,606	$ 5,743	$ 2,836	$ 1,706	$ 1,841
Portfolio turnover rate	262%	327%	120%	75%	73%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income Fund	3.45%	6.09%	5.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

Annual Report

Fidelity Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Government Income Fund

Investment-grade debt performed well for most of the 12 months ending July 31, 2003, as the Lehman Brothers® Aggregate Bond Index returned 5.42%. Bonds prospered in an environment of low inflation, low interest rates and weak equity markets. The Federal Reserve Board lowered rates twice in the period, dropping the fed funds target rate to its lowest level in 45 years. At various times in the past year, investors sought the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. However, Treasury yields climbed to a 12-month high in the final six weeks of the period. For the year overall, the Lehman Brothers Treasury Index gained 4.54%. Corporate credit was the best-performing investment-grade segment, rising 10.71% according to the Lehman Brothers Credit Bond Index. Agencies were tempered by an accounting issue at a leading government-sponsored enterprise, which limited the Lehman Brothers U.S. Agency Index to a 4.29% advance. Mortgages were the weakest performers, hampered by heavy refinancing activity. The Lehman Brothers Mortgage-Backed Securities Index returned 2.56%.

Fidelity Government Income Fund returned 3.45% during the 12-month period, surpassing the 2.41% return of the fund's peers as measured by the LipperSM General U.S. Government Funds Average. The fund's benchmark, the Lehman Brothers Government Bond Index, returned 4.44%. The fund's performance benefited relative to its peers from a "barbell" positioning, emphasizing securities with maturities of between five and 10 years and those with maturities of beyond 20 years. The combination of owning shorter- and longer-term bonds outpaced a strategy of emphasizing bonds with maturities in between. Also contributing to outperformance were some timely over- and underweightings of agency securities, which came under pressure at times due to questions about Fannie Mae's exposure to risk and concerns about Freddie Mac's accounting practices. Holdings in mortgage securities periodically detracted from performance. Declining interest rates prompted record home-loan refinancing and mortgage security prepayments, resulting in unusual amounts of volatility in the mortgage securities sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	1.0
Less than 3%	4.4	4.5
3 - 3.99%	5.7	1.0
4 - 4.99%	4.9	9.6
5 - 5.99%	13.3	9.3
6 - 6.99%	22.4	31.1
7 - 7.99%	5.1	6.6
8 - 8.99%	10.8	14.2
9 - 9.99%	0.2	1.2
10 - 10.99%	0.0	1.5
11 - 11.99%	6.0	9.8
12% and over	0.6	3.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2003
6 months ago
Years	7.9	8.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003**
	Mortgage Securities 11.5%		Mortgage Securities 11.8%
	CMOs and Other Mortgage Related Securities 12.0%		CMOs and Other Mortgage Related Securities 19.7%
	U.S. Treasury Obligations 30.3%		U.S. Treasury Obligations 41.1%
	U.S. Government Agency Obligations 23.9%		U.S. Government Agency Obligations 26.1%
	Short-Term Investments and Net Other Assets 22.3%		Short-Term Investments and Net Other Assets 1.3%
* Futures and Swaps	0.4%	** Futures and Swaps	(3.5)%

Annual Report

Annual Report

Fidelity Government Income Fund

Investments July 31, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 23.9%
Fannie Mae:
2.125% 4/15/06	$ 6,973	$ 6,894
5.5% 3/15/11	17,194	18,099
6% 5/15/08	12,131	13,341
6.25% 2/1/11	19,445	20,840
6.625% 11/15/30	89,300	95,520
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	24,989
Federal Home Loan Bank:
5.8% 9/2/08	20,930	22,956
9.5% 2/25/04	2,355	2,466
Financing Corp. - coupon STRIPS:
0% 8/3/05	907	867
0% 8/3/05	1,082	1,035
Freddie Mac:
1.5% 8/15/05	31,780	31,423
2.875% 9/15/05	129,009	130,979
4.5% 7/15/13	128,700	121,835
5.125% 8/20/12	73,640	72,980
5.5% 9/15/11	1,240	1,295
5.875% 3/21/11	41,245	43,104
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	4,838	5,297
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.12% 4/15/06	5,250	5,590
Series 1994-F, 8.187% 12/15/04	1,235	1,279
Series 1995-A, 6.28% 6/15/04	1,971	2,033
Series 1995-B, 6.13% 6/15/04	4,305	4,446
Series 1996-A, 6.55% 6/15/04	2,620	2,696
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	3,249	3,514
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	4,875	5,228
Series 2000-016, 6.07% 12/15/14	17,900	18,855
6.77% 11/15/13	6,704	7,194
6.99% 5/21/16	19,635	21,521
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured:
5.34% 3/15/06	$ 21,700	$ 23,248
5.66% 9/15/11 (a)	11,160	11,774
5.8% 2/1/04	342	350
6.49% 7/15/07	5,000	5,591
6.67% 9/15/09	2,120	2,398
7.17% 5/15/07	8,500	9,685
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	9,804	9,480
Series 2002-20K Class 1, 5.08% 11/1/22	4,902	4,842
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	29,600	31,581
6.6% 2/15/08	35,170	38,376
6.8% 2/15/12	18,000	19,887
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	10,103
5.96% 8/1/09	9,930	10,576
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	2,180	2,428
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		866,595
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	173,952	218,508
U.S. Treasury Obligations - 24.2%
U.S. Treasury Bonds:
6.125% 8/15/29	119,008	129,147
7.125% 2/15/23	40,000	48,200
8% 11/15/21	277,000	362,043
11.25% 2/15/15	141,192	222,868
13.25% 5/15/14	15,000	22,559
U.S. Treasury Notes:
5% 2/15/11	36,000	37,991
5.625% 5/15/08	23,000	25,374
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.75% 8/15/10	$ 19,000	$ 21,019
7% 7/15/06	7,102	8,037
TOTAL U.S. TREASURY OBLIGATIONS		877,238
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,002,131)		1,962,341
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 9.5%
4% 8/1/18 (b)	38,000	36,005
4.5% 5/1/33 to 7/1/33	13,976	12,814
5% 8/1/33 (b)	10,000	9,553
5.5% 5/1/09 to 3/1/24	3,612	3,628
5.5% 8/13/33 (b)	148,000	146,150
6% 9/1/17 to 7/1/20	44,912	46,440
6.5% 8/1/04 to 12/1/32	21,820	22,442
6.5% 8/1/18 (b)	40,000	42,013
7% 7/1/13 to 6/1/32	10,484	10,995
7.5% 8/1/10 to 10/1/15	684	734
8% 1/1/22	281	304
8.5% 1/1/15 to 4/1/16	2,340	2,573
9% 5/1/14	2,155	2,385
9.5% 11/15/09 to 10/1/20	3,299	3,642
10% 8/1/10	118	129
11% 3/1/10	31	33
11.5% 6/15/19 to 1/15/21	4,547	5,167
		345,007
Freddie Mac - 0.4%
5% 1/1/09 to 6/1/09	1,837	1,866
7% 4/1/11	7	7
7.5% 7/1/10 to 5/1/16	8,365	8,923
8% 1/1/10 to 6/1/11	179	191
8.5% 8/1/08 to 12/1/25	813	877
9% 8/1/09 to 12/1/10	228	247
9.75% 8/1/14	451	501
		12,612
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 1.6%
6% 7/15/08 to 5/15/33	$ 45,926	$ 47,217
6.5% 5/15/28 to 8/15/32	5,450	5,627
6.5% 8/1/33 (b)	778	805
7% 10/15/26 to 3/15/29	146	154
7% 8/1/33 (b)	141	148
7.5% 3/15/28 to 8/15/28	321	340
8% 11/15/06 to 12/15/23	4,051	4,407
8.5% 10/15/08 to 2/15/31	502	539
9.5% 2/15/25	5	5
		59,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $420,266)		416,861
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
planned amortization class:
Series 1993-160 Class PK, 6.5% 11/25/22	25,764	26,440
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,583
Series 1993-56 Class PH, 6.75% 6/25/22	4,942	5,007
Series 1994-23 Class PG, 6% 4/25/23	9,565	10,004
Series 1994-27 Class PJ, 6.5% 6/25/23	6,430	6,708
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,863
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	13,680	14,481
Series 1993-109 Class NZ, 6% 7/25/08	12,799	13,366
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-62 Class PF, 6.5% 6/25/26	24,251	24,492
Series 2002-25 Class PD, 6.5% 4/25/31	35,000	36,416
Series 2001-45 Class TC, 6.5% 7/25/26	7,185	7,193
Series 2003-44 Class AS, 5.8667% 6/25/33 (c)	4,761	4,773
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	8,214	8,348
Series 2351 Class PX, 6.5% 7/15/30	3,189	3,263
sequential pay Series 2355 Class AE, 6% 9/15/31	28,519	29,869
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class:
Series 1681 Class PJ, 7% 12/15/23	$ 9,200	$ 9,831
Series 1697 Class G, 6% 3/15/09	2,728	2,763
Series 1560 Class PN, 7% 12/15/12	15,000	16,066
Freddie Mac Multi-class participation certificates guaranteed:
Class 2325 Class PL, 7% 1/15/31	15,422	16,096
planned amortization class:
Series 1500 Class K, 7% 6/15/22	5,432	5,498
Series 1727 Class H, 6.5% 8/15/23	12,200	12,766
Series 2295 Class PE, 6.5% 2/15/30	31,296	32,036
Series 2328 Class QB, 6.5% 8/15/26	1,274	1,273
sequential pay:
Series 1974 Class Z, 7% 8/15/20	6,419	6,444
Series 2267 Class VB, 7.5% 10/15/14	3,692	3,712
Series 2303 Class VT, 6% 2/15/12	5,977	6,167
Series 2448 Class XB, 6.5% 10/15/29	15,000	15,426
Series 1535 Class PN, 7% 12/15/06	3,769	3,766
Series 1614 Class L, 6.5% 7/15/23	8,138	8,630
Series 2328 Class MB, 6.5% 10/15/21	2,339	2,339
Series 2473 Class JB, 5.5% 2/15/29	3,820	3,898
Series 2582 Class SD, 8.3931% 1/15/32 (c)	6,851	6,891
target amortization class Series 2156 Class TC, 6.25% 5/15/29	22,000	22,286
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	22,138	23,596
Series 2002-33 Class PA, 5.5% 2/20/24	193	193
Series 2001-53 Class TA, 6% 12/20/30	6,661	6,814
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $431,670)		434,297
Cash Equivalents - 27.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 7/31/03 due 8/1/03) (Cost $1,012,678)	$ 1,012,710	$ 1,012,678
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $3,866,745)		3,826,177
NET OTHER ASSETS - (5.6)%		(204,524)
NET ASSETS - 100%		$ 3,621,653
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.833% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	March 2013	$ 40,400	$ (3,610)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 4.814% with Goldman Sachs	Nov. 2030	21,000	2,872
		$ 61,400	$ (738)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,774,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $8,273,273,000 and $8,251,896,000, respectively.
Income Tax Information
The fund hereby designates approximately $9,502,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) J	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,012,678) (cost $3,866,745) - See accompanying schedule		$ 3,826,177
Cash		1
Receivable for investments sold		78,482
Receivable for fund shares sold		4,815
Interest receivable		36,489
Total assets		3,945,964

Liabilities
Payable for investments purchased Regular delivery	$ 76,374
Delayed delivery	238,551
Payable for fund shares redeemed	6,347
Distributions payable	263
Unrealized loss on swap agreements	738
Accrued management fee	1,337
Other payables and accrued expenses	701
Total liabilities		324,311

Net Assets		$ 3,621,653
Net Assets consist of:
Paid in capital		$ 3,603,792
Undistributed net investment income		1,162
Accumulated undistributed net realized gain (loss) on investments		58,005
Net unrealized appreciation (depreciation) on investments		(41,306)
Net Assets, for 356,583 shares outstanding		$ 3,621,653
Net Asset Value, offering price and redemption price per share ($3,621,653 ÷ 356,583 shares)		$ 10.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Interest		$ 145,059
Security lending		362
Total income		145,421

Expenses
Management fee	$ 14,920
Transfer agent fees	6,443
Accounting and security lending fees	613
Non-interested trustees' compensation	14
Custodian fees and expenses	119
Registration fees	145
Audit	71
Legal	14
Miscellaneous	12
Total expenses before reductions	22,351
Expense reductions	(35)	22,316
Net investment income (loss)		123,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	111,660
Swap agreements	(5,911)
Total net realized gain (loss)		105,749
Change in net unrealized appreciation (depreciation) on: Investment securities	(135,176)
Swap agreements	(738)
Total change in net unrealized appreciation (depreciation)		(135,914)
Net gain (loss)		(30,165)
Net increase (decrease) in net assets resulting from operations		$ 92,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,105	$ 112,224
Net realized gain (loss)	105,749	39,445
Change in net unrealized appreciation (depreciation)	(135,914)	48,664
Net increase (decrease) in net assets resulting from operations	92,940	200,333
Distributions to shareholders from net investment income	(120,943)	(115,123)
Distributions to shareholders from net realized gain	(41,172)	-
Total distributions	(162,115)	(115,123)
Share transactions Net proceeds from sales of shares	1,675,499	1,454,291
Reinvestment of distributions	156,422	109,747
Cost of shares redeemed	(1,060,935)	(882,940)
Net increase (decrease) in net assets resulting from share transactions	770,986	681,098
Total increase (decrease) in net assets	701,811	766,308

Net Assets
Beginning of period	2,919,842	2,153,534
End of period (including undistributed net investment income of $1,162 and distributions in excess of net investment income of $853, respectively)	$ 3,621,653	$ 2,919,842
Other Information Shares
Sold	159,482	144,234
Issued in reinvestment of distributions	14,923	10,878
Redeemed	(101,206)	(87,618)
Net increase (decrease)	73,199	67,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 9.98	$ 9.49	$ 9.54	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.374	.452 D	.577	.592	.588
Net realized and unrealized gain (loss)	(.014)	.335 D	.525	(.059)	(.429)
Total from investment operations	.360	.787	1.102	.533	.159
Distributions from net investment income	(.370)	(.467)	(.612)	(.583)	(.599)
Distributions from net realized gain	(.130)	-	-	-	-
Total distributions	(.500)	(.467)	(.612)	(.583)	(.599)
Net asset value, end of period	$ 10.16	$ 10.30	$ 9.98	$ 9.49	$ 9.54
Total Return A	3.45%	8.08%	11.92%	5.81%	1.48%
Ratios to Average Net Assets C
Expenses before expense reductions	.65%	.69%	.61%	.66%	.68%
Expenses net of voluntary waivers, if any	.65%	.69%	.61%	.66%	.68%
Expenses net of all reductions	.65%	.68%	.60%	.65%	.67%
Net investment income (loss)	3.56%	4.50% D	5.91%	6.27%	5.91%
Supplemental Data
Net assets, end of period (in millions)	$ 3,622	$ 2,920	$ 2,154	$ 1,421	$ 1,580
Portfolio turnover rate	253%	284%	214%	131%	168%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	3.80%	6.41%	6.14%

If Fidelity had not reimbursed certain expenses for the fund, the fund's past five and 10 year total returns would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Intermediate Government Bond Index did over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Intermediate Government Income Fund

Investment-grade debt performed well for most of the 12 months ending July 31, 2003, as the Lehman Brothers® Aggregate Bond Index returned 5.42%. Bonds prospered in an environment of low inflation, low interest rates and weak equity markets. The Federal Reserve Board lowered rates twice in the period, dropping the fed funds target rate to its lowest level in 45 years. At various times in the past year, investors sought the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. However, Treasury yields climbed to a 12-month high in the final six weeks of the period. For the year overall, the Lehman Brothers Treasury Index gained 4.54%. Corporate credit was the best-performing investment-grade segment, rising 10.71% according to the Lehman Brothers Credit Bond Index. Agencies were tempered by an accounting issue at a leading government-sponsored enterprise, which limited the Lehman Brothers U.S. Agency Index to a 4.29% advance. Mortgages were the weakest performers, hampered by heavy refinancing activity. The Lehman Brothers Mortgage-Backed Securities Index returned 2.56%.

Fidelity Intermediate Government Income Fund returned 3.80% during the 12-month period, surpassing the 2.65% return of the fund's peers, as measured by the LipperSM Short-Intermediate U.S. Government Funds Average. The fund's benchmark, the Lehman Brothers Intermediate Government Bond Index, returned 4.03%. The fund's performance benefited relative to its peers from a "barbell" positioning, emphasizing securities with maturities of two years and under and those with maturities of between five and 10 years. The combination of owning shorter- and longer-term bonds outpaced a strategy of emphasizing bonds with maturities in between. Also contributing to outperformance were some timely over- and underweightings of agency securities, which came under pressure at times due to questions about Fannie Mae's exposure to risk and concerns over Freddie Mac's accounting practices. Holdings in mortgage securities periodically detracted from performance. Declining interest rates prompted record home-loan refinancing and mortgage security prepayments, resulting in unusual amounts of volatility in the mortgage securities sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	3.5	2.7
2 - 2.99%	6.2	0.0
3 - 3.99%	4.8	12.7
4 - 4.99%	3.5	6.3
5 - 5.99%	26.1	35.3
6 - 6.99%	29.3	23.4
7 - 7.99%	5.7	6.4
8% and over	4.9	9.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2003
6 months ago
Years	4.3	4.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	3.4	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003**
	Mortgage Securities 10.1%		Mortgage Securities 11.8%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 9.7%
	U.S. Treasury Obligations 29.7%		U.S. Treasury Obligations 29.0%
	U.S. Government Agency Obligations 42.1%		U.S. Government Agency Obligations 51.4%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets*** (1.9)%
* Futures and Swaps	0.3%	** Futures and Swaps	(1.2)%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.8%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 42.1%
Fannie Mae:
2.875% 5/19/08	$ 2,100	$ 2,011
3.25% 1/15/08	11,570	11,411
6.25% 2/1/11	1,285	1,377
6.25% 7/19/11	40,000	41,498
6.625% 11/15/10	24,965	28,088
6.625% 11/15/30	6,800	7,274
7.125% 2/15/05	18,090	19,569
7.125% 6/15/10	34,000	39,286
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,868
Federal Farm Credit Bank 9.15% 2/14/05	500	555
Federal Home Loan Bank:
2.5% 3/15/06	8,300	8,312
2.625% 7/15/08	5,700	5,431
5.8% 9/2/08	44,250	48,533
6.75% 4/10/06	1,000	1,110
Freddie Mac:
1.5% 8/15/05	21,250	21,011
2.875% 9/15/05	22,750	23,097
3.875% 2/15/05	52,500	54,170
4.375% 2/4/10	25,560	25,280
4.5% 7/15/13	23,350	22,104
5.125% 8/20/12	9,600	9,514
5.5% 9/15/11	1,000	1,044
5.75% 1/15/12	15,000	15,862
5.875% 3/21/11	1,285	1,343
6.875% 9/15/10	40,360	45,948
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	5,691	6,231
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	273	281
Series 1993-D, 5.23% 5/15/05	294	302
Series 1994-F, 8.187% 12/15/04	656	679
Series 1995-A, 6.28% 6/15/04	848	875
Series 1996-A, 6.55% 6/15/04	1,545	1,589
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1992-A, 7.02% 9/1/04	$ 1,565	$ 1,618
Series 1994-A, 7.39% 6/26/06	3,000	3,230
Series 1994-B, 7.5% 1/26/06	322	348
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,609	2,868
Private Export Funding Corp. secured:
5.48% 9/15/03	245	248
5.66% 9/15/11 (a)	9,000	9,495
5.73% 1/15/04	8,000	8,168
5.8% 2/1/04	1,118	1,143
6.86% 4/30/04	417	433
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	6,204
6.6% 2/15/08	20,670	22,554
6.8% 2/15/12	7,500	8,286
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,864
6.06% 8/1/10	10,000	10,651
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	2,252	2,507
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		540,270
U.S. Treasury Obligations - 29.7%
U.S. Treasury Bonds 11.25% 2/15/15	15,200	23,993
U.S. Treasury Notes:
2.625% 5/15/08	40,000	38,828
5% 2/15/11	15,000	15,830
5.625% 5/15/08	86,800	95,758
5.75% 11/15/05	19,000	20,599
5.75% 8/15/10	32,000	35,401
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6% 8/15/09	$ 64,000	$ 71,873
6.5% 10/15/06	70,610	79,229
TOTAL U.S. TREASURY OBLIGATIONS		381,511
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $929,098)		921,781
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 8.8%
5% 8/1/33 (b)	3,000	2,866
5.5% 1/1/09 to 11/1/17	16,855	17,210
5.5% 8/13/33 (b)	52,000	51,350
6% 10/1/08 to 11/1/17	11,651	12,093
6.5% 4/1/16 to 12/1/32	20,502	21,362
6.5% 8/1/18 (b)	48	51
7% 7/1/10 to 9/1/31	2,109	2,242
9% 2/1/13	445	491
9.5% 11/15/09	723	792
10% 1/1/20	16	18
10.25% 10/1/09 to 10/1/18	66	74
11% 8/1/10 to 1/1/16	1,228	1,380
11.25% 5/1/14 to 1/1/16	184	208
11.5% 9/1/11 to 6/15/19	850	963
12.25% 12/1/10 to 5/1/15	186	212
12.5% 3/1/12 to 7/1/16	626	715
12.75% 10/1/11 to 6/1/15	333	383
13% 7/1/13 to 7/1/15	247	283
13.25% 9/1/11	201	234
13.5% 11/1/14 to 12/1/14	20	23
14% 10/1/14	46	54
14.5% 7/1/14	17	20
15% 4/1/12	8	10
		113,034
Freddie Mac - 0.8%
6.5% 5/1/08	387	407
8.5% 6/1/14 to 9/1/17	544	583
9% 11/1/09 to 8/1/16	226	244
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
9.5% 7/1/16 to 8/1/21	$ 1,205	$ 1,334
10% 7/1/09 to 3/1/21	2,374	2,631
10.5% 9/1/09 to 5/1/21	400	445
11% 2/1/11 to 9/1/20	169	191
11.25% 2/1/10 to 10/1/14	247	276
11.5% 10/1/15 to 8/1/19	226	255
11.75% 11/1/11 to 7/1/15	47	53
12% 10/1/09 to 11/1/19	548	622
12.25% 8/1/11 to 8/1/15	229	261
12.5% 10/1/09 to 6/1/19	2,474	2,822
12.75% 2/1/10 to 1/1/11	32	36
13% 9/1/10 to 5/1/17	370	426
13.25% 11/1/10 to 12/1/14	63	73
13.5% 11/1/10 to 10/1/14	106	122
14% 11/1/12 to 4/1/16	15	17
14.5% 12/1/10	4	4
14.75% 3/1/10	6	7
16.25% 7/1/11	3	4
		10,813
Government National Mortgage Association - 0.5%
8% 9/15/06 to 12/15/23	2,272	2,467
8.5% 6/15/16 to 2/15/17	21	23
10.5% 8/15/15 to 10/15/21	2,200	2,481
10.75% 12/15/09 to 3/15/10	72	79
11% 9/20/14 to 1/20/21	98	110
12.5% 12/15/10	6	7
13% 1/15/11 to 12/15/14	237	274
13.25% 8/15/14	13	15
13.5% 5/15/10 to 12/15/14	175	202
14% 6/15/11	10	11
16% 4/15/13	31	37
17% 12/15/11	3	3
		5,709
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $128,556)		129,556
Collateralized Mortgage Obligations - 7.7%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 7.7%
Fannie Mae:
floater Series 1994-42 Class FK, 2.81% 4/25/24 (c)	$ 7,000	$ 7,173
planned amortization class Series 1988-21 Class G, 9.5% 8/25/18	288	331
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	11,275	12,009
Series 1994-12 Class PH, 6.25% 1/25/09	4,838	5,131
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 1.55% 11/25/32 (c)	16,785	16,829
planned amortization class:
Series 2001-80 Class PH, 6% 12/25/27	4,100	4,140
Series 2002-55 Class PA, 5.5% 3/25/18	1,200	1,227
Series 2003-44 Class AS, 5.8667% 6/25/33 (c)	1,785	1,790
Freddie Mac:
planned amortization class:
Series 1995 Class PB, 6.5% 9/20/25	1,439	1,461
Series 2113 Class QD, 6% 2/15/23	1,906	1,921
Series 2115 Class PC, 6% 5/15/11	550	556
sequential pay Series 2257 Class VA, 7% 9/15/07	49	49
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.5069% 11/15/32 (c)	10,460	10,387
planned amortization class:
Series 1639 Class J, 6% 12/15/08	9	9
Series 2134 Class PC, 5.725% 4/15/11	995	1,006
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	10,906	11,376
Series 2279 Class VE, 6.5% 11/15/06	2,868	2,910
Series 2303 Class VT, 6% 2/15/12	2,302	2,375
Series 1543 Class VK, 6.7% 1/15/23	10,105	10,577
Series 2473 Class JB, 5.5% 2/15/29	1,455	1,485
Series 2582 Class SD, 8.3931% 1/15/32 (c)	2,608	2,623
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	2,597	2,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $98,626)		98,021
Cash Equivalents - 17.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 7/31/03 due 8/1/03) (Cost $221,028)	$ 221,035	$ 221,028
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $1,377,308)		1,370,386
NET OTHER ASSETS - (6.8)%		(87,066)
NET ASSETS - 100%		$ 1,283,320
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.833% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	March 2013	$ 14,200	$ (1,269)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 4.814% with Goldman Sachs	Nov. 2030	7,500	1,026
		$ 21,700	$ (243)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,495,000 or 0.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $3,027,819,000 and $2,925,960,000, respectively.
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $25,365,000 of which $1,973,000, $3,975,000, $11,910,000 and $7,507,000 will expire on July 31, 2004, 2005, 2008 and 2009, respectively. Of the loss carryforward expiring on July 31, 2005, $702,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $39,200 and repurchase agreements of $221,028) (cost $1,377,308) - See accompanying schedule		$ 1,370,386
Receivable for investments sold		140
Receivable for fund shares sold		792
Interest receivable		15,471
Total assets		1,386,789

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 54,984
Payable for fund shares redeemed	7,202
Distributions payable	339
Unrealized loss on swap agreements	243
Accrued management fee	484
Other payables and accrued expenses	233
Collateral on securities loaned, at value	39,984
Total liabilities		103,469

Net Assets		$ 1,283,320
Net Assets consist of:
Paid in capital		$ 1,315,826
Undistributed net investment income		795
Accumulated undistributed net realized gain (loss) on investments		(26,136)
Net unrealized appreciation (depreciation) on investments		(7,165)
Net Assets, for 126,158 shares outstanding		$ 1,283,320
Net Asset Value, offering price and redemption price per share ($1,283,320 ÷ 126,158 shares)		$ 10.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Interest		$ 51,020
Security lending		171
Total income		51,191

Expenses
Management fee	$ 5,839
Transfer agent fees	1,742
Accounting and security lending fees	316
Non-interested trustees' compensation	6
Custodian fees and expenses	74
Registration fees	82
Audit	65
Legal	5
Miscellaneous	4
Total expenses before reductions	8,133
Expense reductions	(2)	8,131
Net investment income (loss)		43,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	50,895
Swap agreements	1,612
Total net realized gain (loss)		52,507
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,482)
Swap agreements	(345)
Total change in net unrealized appreciation (depreciation)		(47,827)
Net gain (loss)		4,680
Net increase (decrease) in net assets resulting from operations		$ 47,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,060	$ 43,250
Net realized gain (loss)	52,507	15,876
Change in net unrealized appreciation (depreciation)	(47,827)	16,839
Net increase (decrease) in net assets resulting from operations	47,740	75,965
Distributions to shareholders from net investment income	(42,381)	(44,407)
Share transactions Net proceeds from sales of shares	755,118	500,961
Reinvestment of distributions	37,055	37,466
Cost of shares redeemed	(621,342)	(306,463)
Net increase (decrease) in net assets resulting from share transactions	170,831	231,964
Total increase (decrease) in net assets	176,190	263,522

Net Assets
Beginning of period	1,107,130	843,608
End of period (including undistributed net investment income of $795 and undistributed net investment income of $187, respectively)	$ 1,283,320	$ 1,107,130
Other Information Shares
Sold	73,202	50,415
Issued in reinvestment of distributions	3,579	3,786
Redeemed	(60,120)	(31,051)
Net increase (decrease)	16,661	23,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.77	$ 9.32	$ 9.46	$ 9.78
Income from Investment Operations
Net investment income (loss) B	.329	.457 D	.607	.616	.640
Net realized and unrealized gain (loss)	.056	.353 D	.452	(.151)	(.326)
Total from investment operations	.385	.810	1.059	.465	.314
Distributions from net investment income	(.325)	(.470)	(.609)	(.605)	(.634)
Net asset value, end of period	$ 10.17	$ 10.11	$ 9.77	$ 9.32	$ 9.46
Total Return A	3.80%	8.51%	11.68%	5.11%	3.20%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.59%	.64%	.65%	.65%
Expenses net of voluntary waivers, if any	.60%	.59%	.61%	.63%	.53%
Expenses net of all reductions	.60%	.59%	.60%	.63%	.53%
Net investment income (loss)	3.18%	4.63% D	6.34%	6.59%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 1,283	$ 1,107	$ 844	$ 728	$ 874
Portfolio turnover rate	229%	145%	114%	66%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from realized gains for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 6,968,425	$ 63,368	$ (86,259)	$ (22,891)
Government Income Fund	3,874,696	37,704	(86,223)	(48,519)
Intermediate Government Income Fund	1,377,783	14,627	(22,024)	(7,397)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Ginnie Mae Fund	$ 32,268	$ 9,262	$ -
Government Income Fund	50,202	12,142	-
Intermediate Government Income Fund	3,185	-	(25,365)

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

July 31, 2003
	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 231,003	$ -	$ 231,003
Government Income Fund	152,613	9,502	162,115
Intermediate Government Income Fund	42,381	-	42,381
July 31, 2002
Ordinary Income
Ginnie Mae Fund	$ 215,729
Government Income Fund	115,123
Intermediate Government Income Fund	44,407

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of

Annual Report

2. Operating Policies - continued

Financing Transactions - continued

mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, Fidelity Government Income Fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated July 31, 2003, due August 1, 2003	1.12%
Number of dealers or banks	11
Maximum amount with one dealer or bank	25.3%
Aggregate principal amount of agreements	$10,855,430
Aggregate maturity amount of agreements	$10,855,769
Aggregate market value of transferred assets	$11,082,190
Coupon rates of transferred assets	0% to 11.5%
Maturity dates of transferred assets	8/1/03 to 10/1/42

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.30%	.13%	.43%
Government Income Fund	.30%	.13%	.43%
Intermediate Government Income Fund	.30%	.13%	.43%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.11%
Government Income Fund	.19%
Intermediate Government Income Fund	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral

Annual Report

6. Security Lending - continued

is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Ginnie Mae Fund	$ 7	$ 6
Government Income Fund	2	33
Intermediate Government Income Fund	2	-

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 22% of the total outstanding shares of the Fidelity Government Income Fund. The Fidelity Freedom Funds® were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of Fidelity Government Income Fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Ginnie Mae (2001), Government Income (2001), and Intermediate Government Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George Fischer (42)

Year of Election or Appointment: 2002 or 2003

Vice President of Government Income (2003) and Intermediate Government Income (2002). Mr. Fischer also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Thomas J. Silvia (42)

Year of Election or Appointment: 1997

Vice President of Ginnie Mae. Mr. Silvia also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)

Year of Election or Appointment: 2003

Assistant Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986 or 1988

Assistant Treasurer of Ginnie Mae (1986), Government Income (1986), and Intermediate Government Income (1988). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of the following funds voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Fund	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund	09/08/03	09/05/03	$0.14

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Government Income Fund	38.73%
Fidelity Intermediate Government Income Fund	38.53%

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

Fidelity International Investment Advisors;
Ginnie Mae and Intermediate
Government Income

Fidelity International Investment Advisors
(U.K.)Limited; Ginnie Mae and
Intermediate Government Income

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GVT-UANN-0903
1.789246.100

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Ultra-Short Bond Fund's cumulative total return and show you what would have happened if Fidelity Ultra-Short Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Ultra-Short Bond Fund on August 29, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 6 Month Swap Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Bond Fund

Investment-grade debt performed well for most of the 12 months ending July 31, 2003, as the Lehman Brothers® Aggregate Bond Index returned 5.42%. Bonds prospered in an environment of low inflation, low interest rates and weak equity markets. The Federal Reserve Board lowered rates twice in the period, dropping the fed funds target rate to its lowest level in 45 years. At various times in the past year, investors sought the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. However, Treasury yields climbed to a 12-month high in the final six weeks of the period. For the year overall, the Lehman Brothers Treasury Index gained 4.54%. Corporate credit was the best-performing investment-grade segment, rising 10.71% according to the Lehman Brothers Credit Bond Index. Agencies were tempered by an accounting issue at a leading government-sponsored enterprise, which limited the Lehman Brothers U.S. Agency Index to a 4.29% advance. Mortgages were the weakest performers, hampered by heavy refinancing activity. The Lehman Brothers Mortgage-Backed Securities Index returned 2.56%.

Fidelity Ultra-Short Bond Fund gained 1.94% from its inception on August 29, 2002, through July 31, 2003, topping the Lehman Brothers 6 Month Swap Index, which rose 1.41%. Much of the fund's outperformance can be traced to its sizable position in asset-backed securities (ABS). In an environment of extremely low Treasury rates, investors increasingly sought out high-quality, higher-yielding alternatives such as ABS, which are backed by such cash-flowing assets as home equity, credit card and car loan payments and are structured in a way that enhances the safety of the securities. Our ability to evaluate underlying collateral and structured risks in ways that go beyond simple credit ratings provided us with an advantage in certain parts of the asset-backed market. Another key driver was the fund's modest stake in corporate bonds, which led all segments of the market. Our emphasis on higher-yielding middle-to-lower-quality investment-grade industrial, telecommunications and financial names paid off nicely, as several of these holdings rallied strongly off their lows amid a much-improved climate for riskier assets. By contrast, our stake in mortgage pass-through securities dampened results late in the period as the sudden sharp rise in interest rates hurt the prices of our premium bonds. Yield-curve positioning also detracted, albeit modestly.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
U.S. Government and U.S. Government Agency Obligations 18.8%	U.S. Government and U.S. Government Agency Obligations 22.0%
AAA 26.3%	AAA 19.7%
AA 9.8%	AA 6.8%
A 18.9%	A 17.7%
BBB 8.8%	BBB 5.9%
BB and Below 0.8%	BB and Below 0.3%
Not Rated 2.0%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 14.6%	Short-Term Investments and Net Other Assets 26.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2003
6 months ago
Years	1.8	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	0.7	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003**
	Corporate Bonds 11.3%		Corporate Bonds 9.3%
	U.S. Government and Government Agency Obligations 18.8%		U.S. Government and Government Agency Obligations 22.0%
	Asset-Backed Securities 42.0%		Asset-Backed Securities 32.2%
	CMOs and Other Mortgage Related Securities 13.3%		CMOs and Other Mortgage Related Securities 9.7%
	Short-Term Investments and Net Other Assets 14.6%		Short-Term Investments and Net Other Assets 26.8%
* Foreign investments	2.6%	** Foreign investments	0.9%
* Futures and Swaps	17.2%	** Futures and Swaps	14.1%

Annual Report

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Clear Channel Communications, Inc. 7.25% 9/15/03	$ 1,000,000	$ 1,006,159
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	506,511
Cox Communications, Inc. 7.5% 8/15/04	500,000	527,701
Time Warner, Inc. 7.75% 6/15/05	500,000	541,950
Walt Disney Co. 4.875% 7/2/04	300,000	308,533
		2,890,854
CONSUMER STAPLES - 0.6%
Food Products - 0.5%
Kraft Foods, Inc. 1.12% 10/27/03 (d)	1,000,000	1,000,011
Tobacco - 0.1%
Philip Morris Companies, Inc. 7.5% 4/1/04	300,000	307,331
TOTAL CONSUMER STAPLES		1,307,342
ENERGY - 0.1%
Oil & Gas - 0.1%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	50,000	51,387
Pemex Project Funding Master Trust 2.61% 1/7/05 (a)(d)	150,000	151,699
		203,086
FINANCIALS - 2.9%
Capital Markets - 0.1%
State Street Capital Trust II 1.79% 2/15/08 (d)	300,000	300,083
Consumer Finance - 0.0%
John Deere Capital Corp. 1.6875% 9/17/04 (d)	50,000	50,246
Diversified Financial Services - 1.1%
CIT Group, Inc. 2.78% 3/1/04 (d)	250,000	251,883
Deutsche Telekom International Finance BV 8.25% 6/15/05	500,000	549,880
NiSource Finance Corp. 7.5% 11/15/03	600,000	608,608
Powergen US Funding LLC 4.5% 10/15/04	335,000	344,218
Sprint Capital Corp. 7.125% 1/30/06	500,000	539,920
Verizon Wireless Capital LLC 5.375% 12/15/06	165,000	176,403
		2,470,912
Insurance - 0.1%
Travelers Property Casualty Corp. 1.3675% 2/5/04 (d)(g)	300,000	300,027
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 1.2%
Arden Realty LP 8.875% 3/1/05	$ 500,000	$ 548,424
Duke Realty LP 6.875% 3/15/05	300,000	319,244
EOP Operating LP 7.375% 11/15/03	75,000	76,186
Mack-Cali Realty LP 7% 3/15/04	580,000	598,218
ProLogis 7% 10/1/03	600,000	605,684
Regency Centers LP 7.125% 7/15/05	400,000	433,686
		2,581,442
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc.:
1.76% 6/2/06 (d)	500,000	501,963
5.25% 6/15/04	250,000	258,259
		760,222
TOTAL FINANCIALS		6,462,932
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Raytheon Co. 5.7% 11/1/03	250,000	251,635
Air Freight & Logistics - 0.1%
FedEx Corp. 6.625% 2/12/04	200,000	205,274
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
4.95% 8/1/03	100,000	100,000
6.375% 6/15/05	800,000	824,000
		924,000
Road & Rail - 0.2%
Union Pacific Corp. 6.34% 11/25/03	400,000	405,392
TOTAL INDUSTRIALS		1,786,301
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp.:
7.35% 10/11/04	270,000	279,837
7.9% 12/15/03	100,000	101,439
		381,276
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC 7.875% 12/15/05	$ 500,000	$ 559,583
Telefonica Europe BV 7.35% 9/15/05	500,000	551,353
TELUS Corp. yankee 7.5% 6/1/07	500,000	546,749
		1,657,685
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 7.35% 3/1/06	500,000	554,988
TOTAL TELECOMMUNICATION SERVICES		2,212,673
UTILITIES - 0.4%
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	400,000	420,178
Progress Energy, Inc. 6.55% 3/1/04	605,000	621,734
		1,041,912
TOTAL NONCONVERTIBLE BONDS (Cost $16,178,113)		16,286,376
U.S. Government Agency Obligations - 0.2%

Freddie Mac 0% 10/27/03 (c) (Cost $498,521)	500,000	498,756
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 6.4%
6.5% 8/1/18 (b)	2,745,000	2,883,108
6.5% 3/1/26 to 12/1/32	3,747,026	3,855,524
6.5% 8/1/33 (b)	3,000,000	3,088,125
7% 8/1/17	2,361,424	2,510,999
7% 8/1/33 (b)	2,000,000	2,098,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,573,169)		14,436,506
Asset-Backed Securities - 22.3%

ACE Securities Corp.:
Series 2002-HE2 Class M1, 1.95% 8/25/32 (d)	50,000	50,156
Series 2003-FM1 Class M2, 2.95% 11/25/32 (d)	145,000	145,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-TC1 Class A2, 1.4969% 7/25/33 (d)	$ 155,000	$ 155,000
AmeriCredit Automobile Receivables Trust:
Series 1999-D Class A3, 7.02% 12/12/05	335,717	340,776
Series 2000-D Class A4, 1.3275% 9/12/07 (d)	573,182	573,785
Series 2001-C Class A3, 1.2675% 4/12/06 (d)	360,557	360,501
Series 2001-D Class A3, 1.4175% 9/12/06 (d)	725,210	725,925
Series 2002-A Class A3, 1.3175% 10/12/06 (d)	350,000	349,953
Series 2003-AM Class A4B, 1.1175% 11/6/09 (d)	600,000	601,560
Series 2003-BX Class A4B, 1.4975% 1/6/10 (d)	140,000	140,000
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class A2, 1.42% 9/25/32 (d)	343,859	343,786
Series 2003-1:
Class A2, 1.51% 2/25/33 (d)	259,309	259,309
Class M1, 2% 2/25/33 (d)	100,000	100,000
Series 2003-3 Class M1, 1.9% 3/25/33 (d)	75,000	75,340
Series 2003-6:
Class AV3, 1.42% 8/25/33 (d)	729,939	729,882
Class S, 5% 11/25/05 (f)	7,000,000	424,922
Series 2003-AR1 Class M1, 2.2569% 1/25/33 (d)	500,000	508,047
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 1.85% 8/25/32 (d)	100,000	98,762
Series 2002-BC7 Class M1, 1.9% 10/25/32 (d)	100,000	99,034
AQ Finance NIMS Trust:
Series 2002-N5A Class NOTE, 1.53% 10/25/09 (a)(d)	49,792	49,792
Series 2003-N6A Class NOTE, 1.4% 5/25/10 (a)(d)	411,015	411,015
Asset Backed Securities Corp. Series 2002-HE2 Class M2, 2.2369% 8/15/32 (d)	500,000	490,240
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 1.4869% 4/15/33 (d)	312,914	312,376
Class M1, 2.0069% 4/15/33 (d)	1,000,000	1,002,379
Series 2003-HE4 Class M2, 3.11% 4/15/33 (b)(d)	285,000	285,000
Series 2003-HE5 Class A2A, 1.47% 8/15/33 (b)(d)	500,000	500,000
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	285,000	299,317
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.4469% 5/15/08 (d)	100,000	100,254
Series 2002-B3 Class B, 1.4669% 8/15/08 (d)	500,000	501,660
Capital Auto Receivables Asset Trust Series 2003-1 Class B1B, 1.5769% 6/15/10 (a)(d)	400,000	401,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.3869% 1/15/10 (d)	$ 425,000	$ 424,867
Capital One Master Trust:
Series 2001-1 Class B, 1.6169% 12/15/10 (d)	500,000	487,500
Series 2001-4 Class B, 1.4769% 4/16/07 (d)	500,000	498,785
Series 2001-8A Class B, 1.6569% 8/17/09 (d)	405,000	399,874
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.7869% 7/15/08 (d)	800,000	792,219
Series 2003-B1 Class B1, 2.2769% 2/17/09 (d)	655,000	659,913
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.44% 1/25/32 (d)	412,934	411,890
Series 2002-HE3:
Class M1, 2.2% 3/25/33 (d)	299,999	303,822
Class M2, 3.35% 3/25/33 (d)	489,999	495,429
Series 2003-HE1 Class M2, 3.05% 8/25/33 (d)	215,000	215,309
Series 2003-HE2 Class A, 1.45% 6/25/33 (d)	703,765	704,223
Series 2003-HE3:
Class M1, 1.81% 11/25/33 (b)(d)	105,000	105,000
Class M2, 2.86% 11/25/33 (b)(d)	80,000	80,000
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (a)	61,289	61,289
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.5869% 3/16/09 (d)	200,000	201,476
Series 2002-6 Class B, 1.4569% 1/15/08 (d)	150,000	150,367
CIT Home Equity Loan Trust Series 2003-1 Class AIO, 5% 3/1/04 (f)	2,029,500	56,445
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.53% 5/25/33 (d)	379,462	379,908
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	904,691	59,598
First Security Auto Owner Trust Series 2000-1 Class A4, 7.4% 10/17/05	243,832	247,417
First USA Credit Card Master Trust:
Series 1997-2 Class B, 1.4313% 1/17/07 (d)	150,000	150,145
Series 2001-2 Class B, 1.46% 11/20/06 (d)	100,000	100,109
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	270,000	276,844
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.5369% 10/15/07 (d)	650,000	653,258
GE Business Loan Trust Series 2003-1 Class A, 1.5369% 4/15/31 (a)(d)	343,513	343,513
GS Mortgage Securities Corp. Series 2003-FM1 Class M1, 1.92% 3/20/33 (d)	750,000	751,291
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust Series 2002-NC1 Class A2, 1.42% 7/25/32 (d)	$ 666,314	$ 665,969
Home Equity Asset Trust:
Class M1, Series 2003-3 1.96% 8/25/33 (d)	330,000	328,565
Series 2002-3 Class A5, 1.54% 2/25/33 (d)	83,130	83,754
Series 2002-4 Class A3, 1.58% 3/25/33 (d)	741,720	744,152
Series 2002-5:
Class A3, 1.62% 5/25/33 (d)	268,398	269,453
Class M1, 2.3% 5/25/33 (d)	200,000	203,541
Series 2003-1:
Class A2, 1.57% 6/25/33 (d)	471,082	472,210
Class M1, 2.1% 6/25/33 (d)	300,000	300,685
Series 2003-2:
Class A2, 1.48% 8/25/33 (d)	62,346	62,404
Class M1, 1.98% 8/25/33 (d)	80,000	80,508
Series 2003-3 Class A2, 1.46% 8/25/33 (d)	363,025	362,622
Series 2003-4:
Class M1, 1.9% 10/25/33 (d)	170,000	170,000
Class M2, 3% 10/25/33 (d)	200,000	200,000
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	135,383	131,321
Household Credit Card Master Trust I Series 2002-1 Class B, 1.7569% 7/15/08 (d)	300,000	299,344
Household Home Equity Loan Trust Series 2002-3 Class A, 1.55% 7/20/32 (d)	233,656	233,714
Household Mortgage Loan Trust:
Series 2003-HC1 Class A, 1.45% 2/20/33 (d)	677,261	677,261
Series 2003-HC1, 1.75% 2/20/33 (d)	357,981	357,981
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 1.2769% 1/18/11 (d)	1,000,000	1,001,102
Series 2002-3 Class B, 2.3569% 9/15/09 (d)	50,000	50,080
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.3469% 12/17/07 (d)	500,000	500,000
Indymac Mortgage pass thru trust Series 1998-A Class AV1, 1.37% 10/25/29 (d)	906,408	908,510
Keycorp Student Loan Trust Series 1999-A Class A2, 1.33% 12/27/09 (d)	440,136	438,549
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-4 Class NOTE, 1.8% 10/26/09 (a)(d)	165,801	165,801
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.05% 3/25/32 (d)	765,000	770,626
Series 2003-1:
Class A2, 1.5% 3/25/33 (d)	277,714	278,310
Class M1, 2.02% 3/25/33 (d)	300,000	300,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust: - continued
Series 2003-2 Class M1, 1.92% 6/25/33 (d)	$ 500,000	$ 499,688
Series 2003-3:
Class A, 1.42% 7/25/33 (d)	892,748	893,299
Class M1, 1.85% 7/25/33 (d)	340,000	339,681
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 1.65% 11/26/07 (a)(d)	107,771	107,867
Series 2003-OPT1 Class NOTE, 1.48% 2/26/08 (a)(d)	325,436	325,436
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.4819% 10/15/08 (d)	1,250,000	1,251,584
Series 2001-B2 Class B2, 1.4669% 1/15/09 (d)	1,000,000	1,003,344
Series 2002-B2 Class B2, 1.4869% 10/15/09 (d)	1,034,000	1,035,171
Series 2002-B4 Class B4, 1.6069% 3/15/10 (d)	200,000	201,746
MBNA Master Credit Card Trust II:
Series 1996-J Class B, 1.4669% 2/15/06 (d)	200,000	200,060
Series 1997-J Class B, 1.4069% 2/15/07 (d)	500,000	500,459
Series 1998-E Class B, 1.4356% 9/15/10 (d)	200,000	200,566
Series 1998-G Class B, 1.5069% 2/17/09 (d)	500,000	500,940
Series 1999-C Class B, 1.67% 5/17/04 (a)(d)	1,000,000	999,210
Merrill Lynch Mortgage Investments, Inc.:
Series 2002-HE1N Class N1, 1.7% 11/25/09 (a)(d)	178,771	179,273
Series 2003-A Class 2A1, 1.49% 3/25/28 (d)	537,040	536,818
Series 2003-B Class A1, 1.44% 4/25/28 (d)	489,716	490,022
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	126,419	126,470
Series 2003-HE1 Class M2, 3% 6/27/33 (d)	225,000	225,483
Series 2003-NC6 Class M2, 3.05% 6/25/33 (d)	630,000	630,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 1.95% 2/25/32 (d)	800,000	804,031
Class M2, 2.5% 2/25/32 (d)	500,000	498,521
Series 2001-NC4 Class M1, 2.1% 1/25/32 (d)	140,000	141,350
Series 2002-AM3:
Class A3, 1.59% 2/25/33 (d)	253,351	254,218
Class M1, 2.05% 2/25/33 (d)	150,000	151,137
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	123,309	123,309
New Century Home Equity Loan Trust:
Series 2000-NC1 Class M3, 3.2% 4/25/30 (d)	460,000	440,450
Series 2003-2:
Class A2, 1.53% 1/25/33 (d)	303,681	304,501
Class AIO, 5.5% 3/25/05 (f)	13,302,840	921,844
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	$ 44,264	$ 44,264
Providian Gateway Master Trust Series 2002-B Class A, 1.8069% 6/15/09 (a)(d)	400,000	403,520
Residential Finance LP/Residential Finance Development Corp.:
Series 2002-A:
Class B4, 2.9106% 10/10/34 (a)(d)	99,376	99,378
Class B5, 3.4606% 10/10/34 (a)(d)	99,376	99,376
Class B6, 3.9606% 10/10/34 (a)(d)	99,376	99,376
Series 2003-A:
Class B4, 2.9106% 3/10/35 (a)(d)	99,536	99,536
Class B5, 3.4606% 3/10/35 (a)(d)	99,536	99,536
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5% 4/25/33 (d)	205,180	205,180
Sears Credit Account Master Trust II:
Series 1995-5 Class A, 6.05% 1/15/08	437,500	443,435
Series 1998-2 Class A, 5.25% 10/16/08	312,500	320,186
Series 2000-1 Class A, 7.25% 11/15/07	166,667	168,098
Series 2001-2 Class B, 1.3969% 6/16/08 (d)	300,000	299,391
Series 2002-4:
Class A, 1.2369% 8/18/09 (d)	800,000	799,194
Class B, 1.5319% 8/18/09 (d)	1,080,000	1,077,842
Series 2002-5 Class B, 2.3569% 11/17/09 (d)	500,000	501,141
Structured Asset Securities Corp.:
Series 2000-BC3 Class M1, 1.7% 9/25/30 (d)	1,000,000	1,000,623
Series 2002-BC7 Class M2, 2% 10/25/32 (d)	300,000	298,530
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	500,000	502,730
WFS Financial Owner Trust Series 1999-A Class CTFS, 5.95% 5/20/06	147,154	147,909
TOTAL ASSET-BACKED SECURITIES (Cost $49,984,815)		50,097,447
Collateralized Mortgage Obligations - 7.6%

Private Sponsor - 0.8%
Countrywide Home Loans sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	645,441	654,144
GSR Mortgage Loan Trust sequential pay Series 2002-6F Class 1A9, 6% 7/25/32	55,293	55,243
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Norwest Asset Securities Corp.:
sequential pay Series 1998-33 Class A6, 6.25% 1/25/29	$ 315,494	$ 316,930
Series 1998-27 Class A1, 6.25% 11/25/13	63,817	64,112
Series 1999-4 Class A5, 6.5% 3/26/29	118,428	119,335
Residential Accredit Loans, Inc. floater Series 1998-QS9 Class A8, 1.9% 7/25/28 (d)	48,340	48,335
Residential Asset Mortgage Products, Inc. Series 2003-RP1 Class A, 1.6% 4/25/34 (d)	536,982	536,982
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.7% 9/25/32 (d)	64,805	64,914
TOTAL PRIVATE SPONSOR		1,859,995
U.S. Government Agency - 6.8%
Fannie Mae:
floater Series 2002-89 Class F, 1.4% 1/25/33 (d)	596,978	597,279
planned amortization class:
Series 1993-168 Class PK, 6.75% 8/25/22	500,000	508,551
Series 1994-81 Class PJ, 8% 7/25/23	435,000	455,516
sequential pay Series 1997-M2 Class C, 7.4161% 10/17/16 (d)	268,415	273,164
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 1.6% 3/25/32 (d)	643,152	645,379
Series 2002-36 Class FT, 1.6% 6/25/32 (d)	527,863	523,206
Series 2002-64 Class FE, 1.4513% 10/18/32 (d)	325,804	321,987
Series 2002-74 Class FV, 1.55% 11/25/32 (d)	341,925	342,817
Series 2003-11:
Class DF, 1.55% 2/25/33 (d)	690,123	690,554
Class EF, 1.55% 2/25/33 (d)	678,555	678,979
Series 2003-19:
Class FD, 2.45% 3/25/33 (d)	1,648	1,648
Class FX, 2.45% 3/25/33 (d)	20,389	20,393
planned amortization class:
Series 2001-51 Class QY, 5.25% 3/25/11	57,150	57,079
Series 2001-62 Class PG, 6.5% 10/25/30	500,000	511,114
Series 2001-81 Class QD, 6.5% 7/25/27	1,500,000	1,515,045
Series 2002-52 Class PA, 6% 4/25/31	126,211	129,658
sequential pay Series 2001-46:
Class A, 6.5% 2/25/29	9,269	9,348
Class AB, 6.5% 4/25/28	10,875	10,878
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2002-33 Class AT, 6% 7/25/29	$ 77,980	$ 78,909
Series 2002-38 Class QB, 5.75% 7/25/13	622,238	629,434
Series 2002-50 Class LE, 7% 12/25/29	226,456	234,381
Series 2003-44 Class AS, 5.8667% 6/25/33 (d)	277,988	278,666
Freddie Mac Series 2088 Class PD, 4.875% 7/15/26	131,599	132,681
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay:
Series 2053 Class VB, 6.5% 5/15/12	266,967	267,808
Series 2333 Class UE, 6.5% 4/15/28	4,172	4,182
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.5069% 11/15/32 (d)	174,329	173,109
Series 2538 Class FB, 1.5069% 12/15/32 (d)	633,025	626,453
Series 2551 Class FH, 1.5569% 1/15/33 (d)	445,519	445,519
planned amortization class:
Series 1732 Class H, 6.5% 11/15/22	792,998	808,850
Series 2357 Class QX, 5.75% 11/15/24	16,921	16,907
Series 2363 Class BH, 6.5% 7/15/27	17,987	18,021
Series 2398 Class DK, 6.5% 1/15/31	1,000,000	1,031,327
Series 2399 Class OD, 6.5% 11/15/26	127,061	127,973
Series 2421 Class PC, 6.5% 6/15/26	300,000	304,705
Series 2424 Class QD, 6.5% 10/15/25	200,000	202,729
sequential pay:
Series 2303 Class VT, 6% 2/15/12	298,823	308,330
Series 2447 Class LG, 5.5% 12/15/13	179,983	183,025
Series 2464 Class AE, 6.5% 8/15/28	47,223	47,494
Series 2489 Class MA, 5% 12/15/12	625,209	631,306
Series 1803 Class A, 6% 12/15/08	776,725	800,608
Series H004 Class A1, 1.698% 12/15/07 (d)	183,261	182,948
Ginnie Mae guaranteed REMIC pass thru securities floater Series 2001-21 Class FB, 1.5031% 1/16/27 (d)	344,578	345,250
TOTAL U.S. GOVERNMENT AGENCY		15,173,210
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,140,049)		17,033,205
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value (Note 1)
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.4375% 9/8/14 (a)(d)	$ 200,000	$ 200,000
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.68% 8/25/33 (a)(d)	511,013	511,013
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 1.39% 4/14/15 (a)(d)	700,000	700,000
Series 2003-WEST Class A1, 1.72% 1/3/15 (a)(d)	391,308	391,308
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.4869% 2/15/12 (a)(d)	800,000	801,138
COMM floater:
Series 2000-FL3A Class C, 1.8669% 11/15/12 (a)(d)	400,000	390,000
Series 2001-FL5A:
Class A2, 1.6569% 11/15/13 (a)(d)	127,689	127,760
Class B, 2.0069% 11/15/13 (a)(d)	700,000	702,196
Series 2002-FL6:
Class K4M, 3.1069% 6/14/14 (a)(d)	100,000	99,592
Class L4M, 3.4069% 6/14/14 (a)(d)	100,000	99,857
Class M4M, 3.8569% 6/14/14 (a)(d)	100,000	100,016
Series 2002-FL7:
Class A2, 1.4569% 11/15/14 (a)(d)	185,000	184,943
Class H, 3.3569% 11/15/14 (a)(d)	150,000	148,031
CS First Boston Mortgage Securities Corp. floater Series 2001-TFLA:
Class A2, 1.7069% 12/15/11 (a)(d)	483,763	483,379
Class B, 2.0069% 12/15/11 (a)(d)	345,000	344,263
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 1.7069% 11/15/11 (a)(d)	375,490	375,300
GMAC Commercial Mortgage Securities, Inc. Series 2001-WTCA Class A2, 1.4806% 9/9/15 (d)	500,000	489,375
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.3675% 7/5/18 (a)(d)	155,250	155,201
GS Mortgage Securities Corp. II Series 2000-GSFL Class A, 1.3869% 8/15/12 (a)(d)	787,846	786,693
GS Mortgage Trust II floater Series 2001-FL4A:
Class A, 1.3669% 12/15/10 (a)(d)	582,415	581,988
Class B, 1.4669% 12/15/10 (a)(d)	360,538	359,862
KSL Resorts Series 2003-1A:
Class A, 1.6569% 5/15/13 (a)(d)	200,000	200,000
Class B, 1.8069% 5/15/13 (a)(d)	200,000	200,000
Class K, 3.7569% 5/15/13 (a)(d)	200,000	200,000
Class L, 3.9569% 5/15/13 (a)(d)	200,000	200,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2001-LLFA Class A, 1.41% 8/16/13 (a)(d)	$ 850,561	$ 850,531
Series 2003-LLFA Class C, 1.81% 12/16/14 (a)(d)	110,000	110,000
Series 2001-LLFA Class C, 1.46% 8/16/13 (a)(d)	300,000	299,985
Series 2003-C4A Class H, 4.3513% 7/11/15 (a)(d)	1,000,000	1,000,000
Series 2003-LLFA Class A2, 1.5% 12/16/14 (a)(d)	490,000	490,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF Class A2, 1.6675% 10/7/13 (a)(d)	890,335	890,560
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class EGM, 2.8069% 2/15/13 (a)(d)	150,000	149,995
Class GGM, 3.3569% 2/15/13 (a)(d)	150,000	149,985
Series 2003-CDCA:
Class HBST, 2.7% 2/15/15 (a)(d)	80,000	80,000
Class HEXB, 3% 2/15/15 (a)(d)	30,000	30,000
Class HFAM, 2.8% 2/15/15 (a)(d)	20,000	20,000
Class JBST, 2.9069% 2/15/15 (a)(d)	60,000	60,000
Class JEXB, 3.2% 2/15/15 (a)(d)	50,000	50,000
Class JFAM, 3% 2/15/15 (a)(d)	40,000	40,000
Class KBST, 3.25% 2/15/15 (a)(d)	35,000	35,000
Class KEXB, 3.6% 2/15/15 (a)(d)	40,000	40,000
Class KFAM, 3.35% 2/15/15 (a)(d)	40,000	40,000
Class LFAM, 3.9% 2/15/15 (a)(d)	60,000	60,000
San Francisco Center Grantor Trust Series 1997-1A:
Class A1, 1.55% 7/1/05 (a)(d)	480,000	479,325
Class A2, 1.65% 7/1/05 (a)(d)	110,000	109,123
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.4469% 5/15/09 (a)(d)	500,000	499,609
Tl Columbus Asscs LLC/Richmnd floater Series 1999-C1A Class A, 1.5069% 8/15/09 (a)(d)	500,000	499,531
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,817,612)		14,815,559
Fixed-Income Funds - 48.5%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $109,099,358)	1,099,359	109,265,331
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 7/31/03 due 8/1/03) (Cost $12,152,000)	$ 12,152,380	$ 12,152,000
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $234,443,637)		234,585,180
NET OTHER ASSETS - (4.2)%		(9,382,309)
NET ASSETS - 100%		$ 225,202,871
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
35 Eurodollar 90 Day Index Contracts	June 2004	$ 34,855,598	$ (21,848)
26 Eurodollar 90 Day Index Contracts	Sept. 2004	25,890,956	(40,781)
37 Eurodollar 90 Day Index Contracts	Sept. 2003	36,850,460	42,703
37 Eurodollar 90 Day Index Contracts	Dec. 2003	36,833,822	47,316
37 Eurodollar 90 Day Index Contracts	March 2004	36,815,800	41,750
TOTAL EURODOLLAR CONTRACTS		171,246,636	69,140
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 2,979,082	$ (218)
3 Eurodollar 90 Day Index Contracts	March 2005	2,976,970	969
2 Eurodollar 90 Day Index Contracts	June 2005	1,983,513	1,713
1 Eurodollar 90 Day Index Contracts	Sept. 2005	991,681	1,694
TOTAL EURODOLLAR CONTRACTS		8,931,246	4,158
		$ 180,177,882	$ 73,298
Swap Agreements
		Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 400,000	$ 3,195
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,848,165 or 8.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $498,756.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Travelers Property Casualty Corp. 1.3675% 2/5/04	1/31/03	$ 299,551
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $255,721,906 and $39,526,821, respectively, of which long-term U.S. government and government agency obligations aggregated $55,140,078 and $26,271,772, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,027 or 0.1% of net assets.

Income Tax Information
The fund hereby designates approximately $55,806 as capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $12,152,000) (cost $234,443,637) - See accompanying schedule		$ 234,585,180
Cash		924
Receivable for investments sold		503,327
Receivable for fund shares sold		866,692
Interest receivable		636,235
Redemption fees receivable		195
Unrealized gain on swap agreements		3,195
Receivable from investment adviser for expense reductions		18,440
Total assets		236,614,188

Liabilities
Payable for investments purchased Regular delivery	$ 908,975
Delayed delivery	9,123,846
Payable for fund shares redeemed	1,150,246
Distributions payable	22,156
Accrued management fee	82,904
Payable for daily variation on futures contracts	65,700
Other payables and accrued expenses	57,490
Total liabilities		11,411,317

Net Assets		$ 225,202,871
Net Assets consist of:
Paid in capital		$ 225,127,475
Distributions in excess of net investment income		(69,342)
Accumulated undistributed net realized gain (loss) on investments		(73,298)
Net unrealized appreciation (depreciation) on investments		218,036
Net Assets, for 22,469,212 shares outstanding		$ 225,202,871
Net Asset Value, offering price and redemption price per share ($225,202,871 ÷ 22,469,212 shares)		$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	August 29, 2002 (commencement of operations) to July 31, 2003

Investment Income
Interest		$ 2,333,923

Expenses
Management fee	$ 491,638
Transfer agent fees	146,085
Accounting fees and expenses	56,790
Non-interested trustees' compensation	387
Custodian fees and expenses	4,705
Registration fees	56,794
Audit	43,114
Legal	105
Miscellaneous	17
Total expenses before reductions	799,635
Expense reductions	(174,218)	625,417
Net investment income (loss)		1,708,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	42,218
Futures contracts	19,713
Total net realized gain (loss)		61,931
Change in net unrealized appreciation (depreciation) on: Investment securities	141,543
Futures contracts	73,298
Swap agreements	3,195
Total change in net unrealized appreciation (depreciation)		218,036
Net gain (loss)		279,967
Net increase (decrease) in net assets resulting from operations		$ 1,988,473

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

August 29, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,708,506
Net realized gain (loss)	61,931
Change in net unrealized appreciation (depreciation)	218,036
Net increase (decrease) in net assets resulting from operations	1,988,473
Distributions to shareholders from net investment income	(1,913,077)
Share transactions Net proceeds from sales of shares	330,589,127
Reinvestment of distributions	1,643,470
Cost of shares redeemed	(107,155,542)
Net increase (decrease) in net assets resulting from share transactions	225,077,055
Redemption fees	50,420
Total increase (decrease) in net assets	225,202,871

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $69,342)	$ 225,202,871
Other Information Shares
Sold	32,991,854
Issued in reinvestment of distributions	163,959
Redeemed	(10,686,601)
Net increase (decrease)	22,469,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.137
Net realized and unrealized gain (loss)	.052
Total from investment operations	.189
Distributions from net investment income	(.173)
Redemption fees added to paid in capital	.004
Net asset value, end of period	$ 10.02
Total Return B, C	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A
Expenses net of voluntary waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,203
Portfolio turnover rate	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, financing transactions and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 471,891	|
Unrealized depreciation	(322,943)
Net unrealized appreciation (depreciation)	148,948
Undistributed ordinary income	113,232

Cost for federal income tax purposes	$ 234,436,232

The tax character of distributions paid was as follows:

July 31, 2003
Ordinary Income	$ 1,857,271
Long-Term Capital Gains	55,806
Total	$ 1,913,077

Short-Term Trading (Redemption) Fees. Shares purchased and held in the fund less than 60 days are subject to a short-term trading fee equal to .25% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized

Annual Report

2. Operating Policies - continued

Annual Report

Repurchase Agreements - continued

by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Annual Report

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Notes to Financial Statements - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $974,409 for the period.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .55% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $173,913.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $305.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Ultra-Short Bond (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (38)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond and other funds advised by FMR. Prior to joining Fidelity in 1996 as a portfolio manager, Mr. Dudley served as a quantitative analyst and portfolio manager for Putnam Investments.

Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of Ultra-Short Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Ultra-Short Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Ultra-Short Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Ultra-Short Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Ultra-Short Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Ultra-Short Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Costello also serves as Assistant Treasurer of Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Bond. Mr. Knox also serves as Assistant Treasurer of Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ULB-UANN-0903
1.789713.100

Item 2. Code of Ethics

As of the end of the period, July 31, 2003, the Fidelity Income Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Income Fund has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003